UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4770

Strong Municipal Funds, Inc., on behalf of the Strong Intermediate Municipal Bond Fund,
Strong Minnesota Tax-Free Fund, Strong Municipal Money Market Fund, Strong Short-Term High Yield Municipal Fund, Strong Tax-Free Money Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free Fund
(Exact name of registrant as specified in charter)

P.O. Box 2936 Milwaukee, WI 53201
(Address of principal executive offices) (Zip code)

Gilbert L. Southwell III, Strong Capital Management, Inc.
P.O. Box 2936
Milwaukee, WI 53201
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2004

Date of reporting period:  July 31, 2004


Item 1.   Schedule of Investments

Strong Intermediate Municipal Bond Fund
July 31, 2004 (Unaudited)
                                                                            Shares or
                                                                         Principal Amount          Value
----------------------------------------------------------------------------------------------------------------
Municipal Bonds 79.2%
Arizona 1.1%
Maricopa County, Arizona IDA Hospital Facility Revenue Refunding
- Samaritan Health Services Project, 7.15%, Due 12/01/05 (e) (f)              $     10,000           $   10,428
Verrado, Arizona Community Facilities District Number 1 GO,
6.00%, Due 7/15/13                                                                 375,000              374,531
                                                                                          ----------------------
                                                                                                        384,959

California 9.0%
Agua Caliente Band of Cahuilla Indians Revenue, 4.60%, Due
7/01/08                                                                            800,000              796,000
California GO:
     5.00%, Due 3/01/11 (Pre-Refunded to $101 on 3/01/10)                          125,000              138,125
     5.50%, Due 4/01/11                                                            125,000              138,437
     5.50%, Due 3/01/12                                                            500,000              552,500
Golden State Tobacco Securitization Corporation Tobacco
Settlement Revenue, 5.375%, Due 6/01/17                                          1,100,000            1,119,250
Santa Rosa, California Rancheria Tachi Yokut Tribe Enterprise
Revenue, 5.50%, Due 3/01/08                                                        350,000              355,688
Southern California Public Power Authority Power Project
Revenue, 6.75%, Due 7/01/13                                                        100,000              119,750
                                                                                          ----------------------
                                                                                                      3,219,750

Colorado 1.4%
Northwest Parkway Public Highway Authority Revenue (e):
    Zero%, Due 6/15/12 (Rate Reset Effective 6/15/11 at 5.00%)                     245,000              184,056
    Zero%, Due 6/15/16 (Rate Reset Effective 6/15/11 at 5.35%)                     450,000              333,563
                                                                                          ----------------------
                                                                                                        517,619

Florida 7.9%
Broward County, Florida Resource Recovery Revenue Refunding -
Wheelabrator South Broward Project, 4.50%, Due 6/01/11                             500,000              515,625
Capital Projects Finance Authority Student Housing Revenue,
5.50%, Due 10/01/14 (b) (e)                                                        500,000              543,125
Capital Trust Agency Revenue - Seminole Tribe Convention
Project, 10.00%, Due 10/01/33                                                      600,000              726,000
Gulf Breeze, Florida Revenue, 4.75%, Due 12/01/15 (e)                            1,000,000            1,046,250
                                                                                          ----------------------
                                                                                                      2,831,000

Illinois 11.6%
Aurora, Illinois Tax Increment Revenue, 4.90%, Due 12/30/11                        350,000              350,875
Chicago, Illinois Board of Education School Reform GO, 6.25%,
Due 12/01/11 (e)                                                                   300,000              350,250
Chicago, Illinois Housing Authority Capital Revenue, 5.375%, Due
7/01/13                                                                            550,000              593,312
Cook County, Illinois Cicero School District Number 99 GO,
9.00%, Due 12/01/12 (e)                                                          1,000,000            1,355,000
Illinois DFA Revenue:
    Chicago Charter School Foundation Project, 5.25%, Due
12/01/12                                                                           390,000              399,262
    Community Rehabilitation Providers Facilities Project,
5.70%, Due 7/01/12                                                                 330,000              332,062
Mc Henry and Kane Counties, Illinois Community Consolidated
School District Number 158 Capital Appreciation GO - School
Building Project, Zero %, Due 1/01/11 (e)                                        1,000,000              772,500
                                                                                          ----------------------
                                                                                                      4,153,261

Kansas 7.1%
Kansas DFA First Mortgage Revenue - Hartford Health Facility
Project, 6.125%, Due 4/01/12 (e)                                                   160,000              175,400
Lenexa, Kansas Industrial Revenue - W.W. Grainger, Inc. Project,
4.00%, Due 12/15/08                                                                500,000              508,125
Manhattan, Kansas Transportation Development District Sales Tax
Revenue, 4.15%, Due 8/01/15                                                        750,000              762,187
Olathe, Kansas Health Facilities Revenue - Evangelical Lutheran
Good Samaritan Project, 6.00%, Due 5/01/19 (e)                                     250,000              256,117
Wichita, Kansas Hospital Facilities Improvement Revenue
Refunding - Via Christi Health System Project, 6.75%, Due
11/15/14                                                                           750,000              838,125
                                                                                          ----------------------
                                                                                                      2,539,954

Massachusetts 2.1%
Massachusetts Health and EFA Revenue:
    Caritas Christi Obligated Group Project, 5.875%, Due 7/01/08                   400,000              430,500
    Southcoast Health System Project, 4.625%, Due 7/01/11 (e)                      300,000              313,875
                                                                                          ----------------------
                                                                                                        744,375

Michigan 1.1%
Michigan Hospital Finance Authority Revenue - Saint John
Hospital and Medical Center Project, 6.00%, Due 5/15/10 (e) (f)                    350,000              399,437

Minnesota 1.2%
Minneapolis, Minnesota Hospital Revenue - St. Mary's Hospital
and Rehabilitation Project, 10.00%, Due 6/01/13 (f)                                270,000              350,662
Roseville, Minnesota Independent School District Number 623 GO -
School District Credit Enhancement Program Project, 5.00%, Due
2/01/17 (e)                                                                         75,000               79,219
                                                                                          ----------------------
                                                                                                        429,881

Missouri 2.4%
Boone County, Missouri Hospital Revenue - Boone Hospital Center
Project, 4.375%, Due 8/01/14 (d)                                                   350,000              348,250
Chesterfield, Missouri Tax Increment Revenue Refunding and
Improvement - Chesterfield Valley Project, 4.50%, Due 4/15/16                      500,000              507,500
                                                                                          ----------------------
                                                                                                        855,750

Montana 0.9%
Billings, Montana Tax Incremental Urban Renewal Refunding,
3.80%, Due 3/01/08                                                                 350,000              346,938

New Jersey 0.7%
New Jersey Health Care Facilities Financing Authority Revenue -
Raritan Bay Medical Center Project, 7.25%, Due 7/01/14                             250,000              259,622

New Mexico 1.1%
Chaves County, New Mexico Gross Receipts Tax Revenue, 5.00%, Due
7/01/21 (e)                                                                        395,000              402,406

New York 7.5%
Nassau County, New York Industrial Development Agency Civic
Facility Revenue, 6.875%, Due 7/01/10                                              100,000              102,125
New York, New York GO, 5.25%, Due 8/01/09:
    Series A                                                                       550,000              596,750
    Series C                                                                       500,000              542,500
Tobacco Settlement Financing Corporation Revenue:
    5.00%, Due 6/01/11                                                             110,000              113,850
    5.25%, Due 6/01/13 (e)                                                       1,000,000            1,070,000
Triborough Bridge and Tunnel Authority General Purpose Revenue,
5.50%, Due 1/01/17 (f)                                                             250,000              282,813
                                                                                          ----------------------
                                                                                                      2,708,038

North Carolina 0.3%
North Carolina Municipal Power Agency Number 1 Catawba Electric
Revenue, 7.25%, Due 1/01/07                                                         95,000              104,262

North Dakota 1.2%
Mercer County, North Dakota PCR - Antelope Valley Station
Project, 7.20%, Due 6/30/13 (e)                                                    350,000              424,375

Ohio 3.1%
Lakewood, Ohio Hospital Improvement Revenue - Lakewood Hospital
Association Project, 5.50%, Due 2/15/12                                            260,000              277,225
Metro Regional Transport Authority GO Refunding - Capital
Facilities Project, 4.50%, Due 12/01/11                                            270,000              274,050
Ohio Refunding and Improvement GO, 6.00%, Due 8/01/10                              500,000              573,125
                                                                                          ----------------------
                                                                                                      1,124,400

Oklahoma 0.1%
Oklahoma DFA Revenue - Comanche County Hospital Project, 5.35%,
Due 7/01/08                                                                         50,000               51,750

Pennsylvania 2.0%
Pennsylvania Higher EFA Health Services Revenue - Allegheny
Delaware Valley Project, 5.70%, Due 11/15/11 (e)                                   650,000              710,125

Puerto Rico 2.5%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue:
     5.00%, Due 5/15/08                                                            250,000              254,062
     5.75%, Due 7/01/20 (Pre-Refunded to $100 on 7/01/10)                          260,000              286,325
Commonwealth of Puerto Rico Public Improvement GO Refunding,
5.50%, Due 7/01/18                                                                 325,000              359,938
                                                                                          ----------------------
                                                                                                        900,325

South Carolina 0.6%
Connector 2000 Association, Inc. Senior Capital Appreciation
Toll Road Revenue - Greenville, South Carolina Southern
Connector Project, Zero %, Due 1/01/32                                             250,000               19,375
Connector 2000 Association, Inc. Senior Current Interest Toll
Road Revenue - Greenville, South Carolina Southern Connector
Project, 5.375%, Due 1/01/38                                                       300,000              195,375
                                                                                          ----------------------
                                                                                                        214,750

South Dakota 1.9%
Heartland Consumers Power District Electric Revenue, 6.00%, Due
1/01/12 (e)                                                                        600,000              689,250

Texas 4.4%
Capital Area HFC Revenue, Zero %, Due 1/01/16 (e) (f)                            1,000,000              587,500
Lubbock, Texas Housing Finance Corporation Capital Appreciation
Revenue, Zero %, Due 10/01/15 (f)                                                  750,000              451,875
Midtown Redevelopment Authority Tax Incremental Contract
Revenue, 5.00%, Due 1/01/09 (e)                                                    250,000              266,875
Sam Rayburn, Texas Municipal Power Agency Power Supply System
Revenue Refunding, 5.00%, Due 10/01/09 (e)                                         195,000              209,138
Weslaco, Texas Health Facilities Development Corporation
Hospital Revenue - Knapp Medical Center Project, 5.00%, Due
6/01/07                                                                             60,000               61,500
                                                                                          ----------------------
                                                                                                      1,576,888

Virginia 0.9%
Dinwiddie County, Virginia IDA Lease Revenue - Dinwiddie County
School District Facilities Project, 5.55%, Due 2/01/12                             305,000              322,919

Washington 4.6%
Snohomish County, Washington Public Hospital District Number 3
GO, 6.00%, Due 6/01/10                                                             400,000              422,500
Spokane, Washington GO, 5.40%, Due 1/01/10                                         300,000              321,750
Vancouver, Washington Water and Sewer Revenue, 4.90%, Due
6/01/10 (e)                                                                        100,000              104,750
Washington GO, 6.40%, Due 6/01/17                                                  610,000              724,375
Washington Housing Finance Commission Nonprofit Housing Revenue
Refunding - Crista Ministries Project, 5.35%, Due 7/01/14 (e)                       75,000               76,688
                                                                                          ----------------------
                                                                                                      1,650,063

Wisconsin 2.5%
Badger Tobacco Asset Securitization Corporation Revenue, 5.00%,
Due 6/01/09                                                                        300,000              295,500
St. Croix Falls, Wisconsin Community Development Authority
Redevelopment Lease Revenue:
    3.95%, Due 12/01/08                                                             70,000               71,663
    4.20%, Due 12/01/09                                                             70,000               72,188
    4.40%, Due 12/01/10                                                             75,000               77,625
Wisconsin Health and EFA Revenue:
    Divine Savior Healthcare Project, 4.70%, Due 5/01/08 (e)                       230,000              238,050
    Marshfield Clinic Project, 6.25%, Due 2/15/10                                  124,000              133,610
                                                                                          ----------------------
                                                                                                        888,636
----------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $28,212,318)                                                             28,450,733
----------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 18.5%
California 1.1%
California Statewide Communities Development Authority Revenue -
Kaiser Permanente Project, 2.625%, Due 4/01/34 (Mandatory Put at
$100 on 5/01/08)                                                                   400,000              391,500

Colorado 4.5%
Central Platte Valley Metropolitan District of Colorado GO
Refunding, 5.00%, Due 12/01/31 (Mandatory Put at $100 on
12/01/09) (e)                                                                    1,500,000            1,595,625

Illinois 3.0%
Illinois EFA Revenue - Northwestern University Project:
    5.10%, Due 11/01/32 (Mandatory Put at $100 on 11/01/11)                        250,000              273,125
    5.15%, Due 11/01/32 (Mandatory Put at $100 on 11/01/12)                        750,000              818,438
                                                                                          ----------------------
                                                                                                      1,091,563

Missouri 1.5%
St. Charles County, Missouri IDA MFHR Refunding - Vanderbilt
Apartments Project, 5.00%, Due 2/01/29 (Mandatory Put at $100 on
2/01/09)                                                                           550,000              556,875

New York 5.6%
New York, New York Transitional Finance Authority Revenue
Refunding, 5.25%, Due 2/01/29 (Mandatory Put at $100 on 2/01/11)                   400,000              434,500
New York Urban Development Corporation Correctional and Youth
Facilities Service Revenue:
    4.00%, Due 1/01/20 (Mandatory Put at $100 on 1/01/11)                          500,000              505,625
    5.00%, Due 1/01/27 (Mandatory Put at $100 on 1/01/09)                        1,000,000            1,066,250
                                                                                          ----------------------
                                                                                                      2,006,375

Pennsylvania 2.8%
Delaware Valley, Pennsylvania Regional Finance Authority Local
Government Revenue, 6.866%, Due 7/01/27 (Mandatory Put at $100
on 7/01/07) (e)                                                                    965,000              996,363
----------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $6,650,438)                                                 6,638,301
----------------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.1%
Five Year 4.87% Interest Rate Swap, Expires 7/14/05                              1,800,000               35,471
----------------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $37,440)                                                              35,471
----------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 2.6%
Municipal Bonds 0.8%
Colorado 0.7%
Colorado Educational and Cultural Facilities Authority Revenue -
Nashville Public Radio Project, 4.50%, Due 4/01/05                                 230,000              233,266

Wisconsin 0.1%
Rusk County, Wisconsin BAN Revenue, 4.25%, Due 4/01/05                              50,000               50,098
                                                                                          ----------------------
Total Municipal Bonds                                                                                   283,364

Municipal Money Market Funds 1.8%
Strong Tax-Free Money Fund (c)                                                     650,000              650,000
----------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $929,712)                                                            933,364
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $35,829,908) 100.4%                                            36,057,869
Other Assets and Liabilities, Net (0.4%)                                                               (155,620)
----------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                               $    35,902,249
================================================================================================================

FUTURES
-----------------------------------------------------------------------------------------------------
                                         Expiration Date        Underlying Face      Unrealized
                                                                Amount at Value      Appreciation/
                                                                                    (Depreciation)
-----------------------------------------------------------------------------------------------------
Sold:
10 Ten-Year U.S. Treasury Notes               9/04              $  (1,107,188)      $   (2,855)
10 U.S. Treasury Bonds                        9/04                 (1,082,188)         (19,730)

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) All or a portion of security pledged to cover margin requirements for futures contracts.
(c) Affiliated issuer.
(d) All or a portion of security is when-issued.
(e) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(f) Escrowed to maturity.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.


ABBREVIATIONS
------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Minnesota Tax-Free Fund
July 31, 2004 (Unaudited)
                                                                                     Shares or
                                                                                  Principal Amount             Value
------------------------------------------------------------------------------------------------------------------------
Municipal Bonds 92.5%
Minnesota 90.5%
Aitkin County, Minnesota COP, 5.80%, Due 2/01/08                                        $     20,000         $   21,150
Bass Brook, Minnesota PCR Refunding - Minnesota Power & Light Company
Project, 6.00%, Due 7/01/22                                                                   10,000             10,000
Bloomington, Minnesota Independent School District Number 271 GO:
    5.00%, Due 2/01/15                                                                        50,000             53,000
    5.00%, Due 2/01/18                                                                       100,000            103,875
Brainerd, Minnesota Independent School District Number 181, 5.375%, Due
2/01/18 (b)                                                                                  105,000            114,187
Burnsville, Minnesota Hospital System Revenue - Fairview Community Hospitals
Project, Zero %, Due 5/01/12 (c)                                                             205,000            130,687
Carver County, Minnesota Housing and Redevelopment Authority Multi-Family
Revenue - Lake Grace Apartment Project, 6.00%, Due 7/01/28                                    80,000             81,200
Chaska, Minnesota Independent School District Number 112 GO Refunding,
5.00%, Due 2/01/16                                                                           100,000            104,625
Clay County, Minnesota Housing and Redevelopment Authority Lease Revenue
Refunding, 5.15%, Due 2/01/13                                                                 25,000             25,937
Dakota County, Minnesota Community Development Agency Governmental Housing
Development GO - Apple Valley and Lakeville Senior Housing Project, 5.30%,
Due 1/01/09                                                                                   50,000             53,000
Dakota County, Minnesota GO, 5.00%, Due 2/01/11                                               50,000             54,437
Elk River, Minnesota Independent School District Number 728 GO, 5.375%, Due
2/01/17                                                                                       60,000             63,750
Hastings, Minnesota Health Care Facility Revenue - Regina Medical Center,
4.80%, Due 9/15/10 (b)                                                                        55,000             56,444
Hennepin County, Minnesota GO, 5.00%, Due 12/01/20                                            20,000             20,775
Hopkins, Minnesota Housing and Redevelopment Authority Public Facility Lease
Revenue - Police Station Improvements Project, 4.05%, Due 2/01/20                             15,000             14,100
Lakeville, Minnesota Independent School District Number 194 GO Refunding,
5.00%, Due 2/01/14 (b)                                                                        50,000             54,063
Marshall, Minnesota Medical Center Gross Revenue - Weiner Memorial Medical
Center Project, 6.00%, Due 11/01/28                                                          100,000            101,875
Minneapolis and St. Paul, Minnesota Housing and Redevelopment Authority
Health Care System Revenue:
    Healthpartners Obligation Group Project, 5.875%, Due 12/01/29                            100,000            100,125
    Healthspan Health System Project, 4.75%, Due 11/15/18 (b)                                 45,000             45,338
Minneapolis and St. Paul, Minnesota Metropolitan Airports Commission Airport
Revenue (b):
    5.00%, Due 1/01/22                                                                        50,000             50,937
    5.125%, Due 1/01/25                                                                       20,000             20,325
Minneapolis, Minnesota Art Center Facilities Revenue - Walker Art Center
Project, 5.125%, Due 7/01/21                                                                 165,000            170,981
Minneapolis, Minnesota GO:
     4.60%, Due 12/01/12                                                                      25,000             25,969
     5.00%, Due 12/01/22                                                                      20,000             20,600
Minneapolis, Minnesota Health Care System Revenue, 5.75%, Due 11/15/32                        25,000             25,875
Minneapolis, Minnesota Hospital Revenue:
    Childrens Health Center Project, 7.00%, Due 8/01/13 (c)                                   35,000             42,219
    St. Mary's Hospital and Rehabilitation Project, 10.00%, Due 6/01/13 (c)                   10,000             12,988
Minneapolis, Minnesota New Public Housing Authority Revenue:
    5.00%, Due 4/01/10                                                                       125,000            134,062
    5.25%, Due 9/01/12                                                                        15,000             16,088
Minneapolis, Minnesota Special School District Number 1 COP, 5.00%, Due
2/01/09 (b)                                                                                   15,000             16,275
Minnesota Agricultural and Economic Development Board EDR - Evangelical
Lutheran Project:
    6.00%, Due 2/01/22                                                                        80,000             82,900
    6.625%, Due 8/01/25                                                                       25,000             26,469
Minnesota GO:
    5.00%, Due 10/01/12                                                                       50,000             54,625
    5.00%, Due 10/01/14                                                                       30,000             32,362
    5.25%, Due 8/01/15                                                                        50,000             53,875
Minnesota Higher EFA Revenue:
    College at St. Benedict Project, 5.00%, Due 10/01/16                                     150,000            157,312
    Gustavus Adolphus College Project, 4.75%, Due 10/01/10                                    25,000             26,313
    Hamline University Project, 5.65%, Due 10/01/07                                           50,000             53,250
Minnesota Housing Finance Agency SFMR, 5.90%, Due 7/01/25                                      5,000              5,088
Minnesota Public Facilities Authority Water PCR:
    5.00%, Due 3/01/09                                                                        25,000             26,406
    5.00%, Due 3/01/16                                                                        50,000             52,750
    5.25%, Due 3/01/17                                                                        50,000             53,187
Monticello - Big Lake, Minnesota Community Hospital District Gross Revenue,
5.75%, Due 12/01/19 (b)                                                                      150,000            162,375
Moorhead, Minnesota Multifamily Housing Facilities Revenue - Fairmont
Project, Zero %, Due 10/01/17 (c)                                                             20,000             10,500
Moorhead, Minnesota New Public Housing Authority Revenue, 4.875%, Due 5/01/05                 10,000             10,246
Osseo, Minnesota Independent School District Number 279 GO Refunding:
    4.10%, Due 2/01/12                                                                        20,000             20,575
    4.75%, Due 2/01/19 (b)                                                                    25,000             25,688
    5.00%, Due 2/01/10                                                                        35,000             38,019
Owatonna, Minnesota Public Utilities Commission Public Utilities Revenue
Refunding, 5.00%, Due 1/01/15 (b)                                                            150,000            161,062
Ramsey County, Minnesota GO, 5.25%, Due 2/01/12                                              100,000            110,250
Rochester, Minnesota Health Care Facilities Revenue - Mayo Medical Center
Project, 5.875%, Due 11/15/08                                                                 20,000             22,550
Roseville, Minnesota Independent School District Number 623 GO - School
District Credit Enhancement Program Project, 5.00%, Due 2/01/17 (b)                          100,000            105,625
Sartell, Minnesota Independent School District Number 748 GO, 4.75%, Due
2/01/12 (b)                                                                                   20,000             21,325
Shakopee, Minnesota Independent School District Number 720 GO, 4.50%, Due
2/01/13                                                                                       15,000             15,375
Southern Minnesota Municipal Power Agency Power Supply System Revenue:
    5.00%, Due 1/01/06 (c)                                                                    25,000             26,063
    5.25%, Due 1/01/15 (b)                                                                    50,000             55,375
    5.70%, Due 1/01/05 (c)                                                                    20,000             20,368
St. Cloud, Minnesota Housing and Redevelopment Authority In and For Revenue
- State University Foundation Project, 4.25%, Due 5/01/12                                     20,000             20,850
St. Paul, Minnesota Housing and Redevelopment Authority MFHR Refunding -
Wellington Project, 5.10%, Due 2/01/24 (b)                                                    20,000             20,400
St. Paul, Minnesota Independent School District Number 625 GO, 5.375%, Due
2/01/12 (b)                                                                                   50,000             54,312
St. Paul, Minnesota Port Authority Hotel Facility Revenue - Radisson Kellogg
Project:
    7.375%, Due 8/01/29                                                                       30,000             29,775
    8.05%, Due 8/01/21 (Pre-Refunded at $100 on 8/01/08)                                      20,000             23,975
St. Paul, Minnesota Port Authority IDR:
    7.10%, Due 11/01/06 (c)                                                                   10,000             11,125
    7.10%, Due 7/01/08 (c)                                                                    10,000             11,663
St. Paul, Minnesota Port Authority Lease Revenue, 5.25%, Due 12/01/27                         20,000             20,650
Steele County, Minnesota Health Care Facilities Revenue - Elderly Housing
Project, 6.625%, Due 6/01/20                                                                 125,000            136,250
Stillwater, Minnesota Independent School District Number 834 GO, 5.00%, Due
2/01/09                                                                                       10,000             10,812
University of Minnesota University Hospital and Clinics Revenue, 6.75%, Due
12/01/16 (c)                                                                                  95,000            114,594
Washington County, Minnesota Housing and Redevelopment Authority Government
Revenue:
    4.60%, Due 2/20/06 (b)                                                                    25,000             25,375
    5.55%, Due 8/20/28 (b)                                                                    25,000             25,594
Wayzata, Minnesota Independent School District Number 284 GO Refunding,
5.00%, Due 2/01/11                                                                            25,000             26,688
Western Minnesota Municipal Power Agency Minnesota Power Supply Revenue:
    5.50%, Due 1/01/12 (b)                                                                    45,000             47,925
    6.375%, Due 1/01/16 (c)                                                                   25,000             28,812
    6.625%, Due 1/01/16 (c)                                                                   15,000             18,038
    9.75%, Due 1/01/16 (b) (c)                                                               185,000            269,869
Western Minnesota Municipal Power Agency Minnesota Transmission Revenue:
    5.50%, Due 1/01/13 (b)                                                                    75,000             83,250
Willmar, Minnesota GO - Rice Memorial Hospital Project, 5.00%, Due 2/01/19
(b)                                                                                           40,000             42,050
Windom, Minnesota Independent School District Number 177 GO, 4.60%, Due
2/01/15                                                                                       20,000             20,525
                                                                                                    --------------------

                                                                                                              4,217,352

Puerto Rico 2.0%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, 6.00%, Due
7/01/26 (Pre-Refunded at $100 on 7/01/10)                                                     35,000             40,250
Commonwealth of Puerto Rico Highway and Transportation Authority Revenue,
5.25%, Due 7/01/10 (b)                                                                         5,000              5,556
Puerto Rico Electric Power Authority Revenue Refunding (b):
    5.00%, Due 7/01/16                                                                        20,000             21,900
    5.25%, Due 7/01/22                                                                        25,000             26,406
                                                                                                    --------------------
                                                                                                                 94,112
------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $4,290,462)                                                                       4,311,464
------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 7.2%
Variable Rate Municipal Bonds 7.2%
Minnesota
Canby, Minnesota Community Hospital District Number 1 Revenue - Sioux Valley
Hospitals & Health Project, 1.35%, Due 11/01/26 (Putable at $100 and Rate
Reset Effective 8/09/04)                                                                     235,000            235,000
Minneapolis & St. Paul, Minnesota Metropolitan Airports Commission Airport
Revenue, 1.14%, Due 1/01/25 (Putable at $100 and Rate Reset Effective
8/09/04) (b)                                                                                 100,000            100,000
------------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $335,000)                                                                    335,000
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $4,625,462) 99.7%                                                       4,646,464
Other Assets and Liabilities, Net 0.3%                                                                           11,661
------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                     $       4,658,125
========================================================================================================================


LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(c) Escrowed to maturity.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Municipal Money Market Fund
July 31, 2004 (Unaudited)
                                                                           Principal       Yield to    Maturity      Amortized
                                                                            Amount         Maturity    Date (a)        Cost
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds 0.3%
Wisconsin
Ladysmith-Hawkins, Wisconsin 1.44% School District TRAN                 $   3,000,000       1.38%       9/30/04      $ 3,000,285
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                                  3,000,285
-----------------------------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 99.5% Alabama 6.7% Alabama
HFA MFHR (b):
    Lakeshore Crossing Apartments Project                                   8,710,000       1.52        8/09/04        8,710,000
    Phoenix Apartments Project                                              5,330,000       1.47        8/09/04        5,330,000
Alabama HFA SFMR (b)                                                       20,465,000       1.38        8/09/04       20,465,000
Alabama IDA IDR (b)                                                         2,825,000       1.31        8/09/04        2,825,000
Bridgeport, Alabama IDB IDR - Beaulieu Nylon, Inc. Project (b)             10,000,000       1.28        8/09/04       10,000,000
Butler County, Alabama IDA IDR - Butler County Industry Project (b)           900,000       1.42        8/09/04          900,000
Cullman County, Alabama Solid Waste Disposal Authority Revenue
Refunding - Cullman Environmental Project (b)                               2,115,000       1.38        8/09/04        2,115,000
Florence, Alabama IDB IDR - Nichols Wire, Inc. Project (b)                  2,570,000       1.31        8/09/04        2,570,000
Mobile, Alabama IDB Revenue - Alabama Power Company Project                 2,000,000       1.18        8/02/04        2,000,000
Montgomery, Alabama IDB Revenue (b):
    Asphalt Contractors, Inc. Project                                         600,000       1.31        8/09/04          600,000
    Norment Industries, Inc. Project                                        1,540,000       1.22        8/09/04        1,540,000
Pell, Alabama IDB IDR - Kinder/Gorbel Project (b)                             615,000       1.37        8/09/04          615,000
Shelby County, Alabama Economic and IDA Revenue - MD Henry
Company, Inc. Project (b)                                                   1,125,000       1.38        8/09/04        1,125,000
Tuscaloosa County, Alabama IDA IDR - Automotive Corridor Project (b)        1,915,000       1.32        8/09/04        1,915,000
                                                                                                               ------------------
                                                                                                                      60,710,000

Alaska 0.1%
Alaska Industrial Development and Export Authority (b):
    Lot 10                                                                     90,000       1.53        8/09/04           90,000
    Lot 12                                                                    990,000       1.53        8/09/04          990,000
                                                                                                               ------------------
                                                                                                                       1,080,000

Arizona 2.5%
First Matrix Charter School Trust Pass-Thru Certificates (b)               15,612,000       1.58        8/09/04       15,612,000
Glendale, Arizona IDA IDR - Sto Corporation Project (b)                     1,550,000       2.35       12/01/04        1,550,000
Phoenix, Arizona IDA MFHR (b) (c)                                           5,130,000       1.80        6/15/05        5,130,000
                                                                                                               ------------------
                                                                                                                      22,292,000

Arkansas 0.2%
Trumann, Arkansas IDR - Roach Manufacturing Corporation Project (b)         2,000,000       1.30        8/09/04        2,000,000

California 1.2%
Glenn, California IDA IDR - Land O' Lakes, Inc. Project (b)                 2,900,000       1.25        8/09/04        2,900,000
Lancaster, California Redevelopment Agency MFHR (b)                         3,000,000       1.18        8/09/04        3,000,000
Los Angeles County, California IDA IDR - Goldberg & Solovy
Foods, Inc. Project (b)                                                     2,275,000       2.55        8/09/04        2,275,000
Riverside County, California IDA IDR - Triple H Processors Project (b)      1,680,000       1.46        8/09/04        1,680,000
San Marcos, California IDA IDR - Tri-M Company Project (b)                    690,000       1.89        8/09/04          690,000
                                                                                                               ------------------
                                                                                                                      10,545,000

Colorado 4.9%
Colorado HFA EDR:
    Casa Rosa and Denver Gasket Project                                     1,760,000       1.33        8/09/04        1,760,000
    High Desert Properties Project                                          2,740,000       1.38        8/09/04        2,740,000
    National Bedding Company, Inc. Project                                  2,500,000       1.32        8/09/04        2,500,000
El Paso County, Colorado SFMR Refunding (b)                                20,405,000       1.33        2/25/05       20,405,000
Hudson, Colorado IDR (b)                                                    1,250,000       1.27        8/09/04        1,250,000
Lakewood, Colorado IDR - Verden Associates-Holiday Inn Project (b)          2,270,000       1.73        8/09/04        2,270,000
Munimae Canterbury Trust Pass-Thru Certificates (b)                        12,330,000       1.48        8/09/04       12,330,000
Weld County, Colorado Revenue - MAK Group Project (b)                       1,130,000       1.33        8/09/04        1,130,000
                                                                                                               ------------------
                                                                                                                      44,385,000

Delaware 0.7%
Delaware EDA Revenue - Delmarva Power & Light Company Project               6,500,000       1.47        8/02/04        6,500,000

Florida 1.3%
Dade County, Florida IDA IDR - U.S. Holdings, Inc. Project (b)                300,000       1.26        8/09/04          300,000
Escambia County, Florida HFA SFMR (b)                                          75,000       1.17        8/09/04           75,000
Florida HFA (b)                                                             1,615,000       1.15        8/09/04        1,615,000
Florida HFC MFHR - Stone Harbor Apartments Project (b)                        315,000       1.11        8/09/04          315,000
Fort Lauderdale, Florida Health Care Facilities Revenue Refunding -
Ann Storck Center, Inc. Project (b)                                           200,000       1.27        8/09/04          200,000
Jacksonville, Florida Economic Development Commission IDR (b):
    STI Project                                                             1,440,000       1.13        8/09/04        1,440,000
    Tremron Jacksonville Project                                            1,520,000       1.22        8/09/04        1,520,000
Revenue Bond Certificate Trust (b)                                          6,530,000       1.30        3/03/05        6,530,000
                                                                                                               ------------------
                                                                                                                      11,995,000

Georgia 5.4%
Bulloch County, Georgia Development Authority Solid Waste Disposal
Revenue - Apogee Enterprises, Inc. Project (b)                              5,400,000       1.27        8/09/04        5,400,000
Columbus, Georgia Development Authority Revenue Refunding -
Jordan Company Project (b)                                                    830,000       1.37        8/09/04          830,000
Crisp County, Georgia Solid Waste Management Authority Revenue (b)         28,120,000       1.54        8/09/04       28,120,000
Fulton County, Georgia Housing Authority MFHR Refunding - Orchard
Spring Apartments Project (b)                                              13,500,000       1.65        6/01/05       13,500,000
Savannah, Georgia EDA IDR - Savannah Steel & Metal Company
Project (b)                                                                   830,000       1.40        8/09/04          830,000
                                                                                                               ------------------
                                                                                                                      48,680,000

Hawaii 1.7%
Hawaii Department of Budget and Finance Special Purpose Mortgage
Revenue - Wailuku River Hydroelectric Project (b)                          15,395,000       1.46        8/09/04       15,395,000

Idaho 0.5%
Bonneville County, Idaho IDC IDR - Yellowstone Plastics Project (b)         4,150,000       1.28        8/09/04        4,150,000

Illinois 2.9%
Carol Stream, Illinois IDR - MI Enterprises Project (b)                     1,440,000       1.30        8/09/04        1,440,000
Clinton, Illinois IDR - McElroy Metal Mill, Inc. Project (b)                1,105,000       1.38        8/09/04        1,105,000
Clipper Brigantine Tax-Exempt Certificates Trust (b)                           15,000       1.44        8/09/04           15,000
Geneva, Illinois IDR - Continental Envelope Project (b)                     2,385,000       1.30        8/09/04        2,385,000
Illinois DFA IDR (b):
    Apogee Enterprises, Inc. Project                                        1,000,000       1.27        8/09/04        1,000,000
    MCL, Inc. Project                                                       4,295,000       1.30        8/09/04        4,295,000
Illinois DFA Limited Obligation Revenue - Surgipath Medical
Industries Project (b)                                                      1,300,000       1.28        8/09/04        1,300,000
Lake County, Illinois IDR - Brown Paper Goods Project (b)                   3,225,000       1.43        8/09/04        3,225,000
Springfield, Illinois Airport Authority Revenue - Allied-Signal, Inc.
Project                                                                     4,375,000       1.34        8/09/04        4,375,000
Will County, Illinois Exempt Facilities Revenue:
    Amoco Chemical Company Project                                          4,400,000       1.15        8/02/04        4,400,000
    BP Amoco Chemical Company Project                                       1,300,000       1.15        8/02/04        1,300,000
Woodridge, Illinois Industrial Revenue - McDavid Knee Guard
Project (b)                                                                 1,495,000       1.20        8/09/04        1,495,000
                                                                                                               ------------------
                                                                                                                      26,335,000

Indiana 2.4%
Gary, Indiana EDR - 25th and Grant Street Project (b)                       6,300,000       1.33        8/09/04        6,300,000
Indianapolis, Indiana Airport Facility Revenue (b)                          4,200,000       1.39        8/09/04        4,200,000
Shelbyville, Indiana EDR - AFR Properties and American Resources
Projects (b)                                                                2,150,000       1.43        8/09/04        2,150,000
Westfield, Indiana EDR - Standard Locknut, Inc. Project (b)                 1,095,000       1.33        8/09/04        1,095,000
Westfield, Indiana IDR - Standard Locknut, Inc. Project (b)                 1,515,000       1.33        8/09/04        1,515,000
Whiting, Indiana Environmental Facilities Revenue:
     Amoco Oil Company Project                                              2,750,000       1.15        8/02/04        2,750,000
     BP Products North America Project                                      2,800,000       1.15        8/02/04        2,800,000
Winamac, Indiana EDR - Sunny Ridge Dairy LLC Project (b)                    1,000,000       1.38        8/09/04        1,000,000
                                                                                                               ------------------
                                                                                                                      21,810,000

Iowa 0.9%
Eldridge, Iowa IDR - American Finishing Resources, Inc. (b)                 1,515,000       1.48        8/09/04        1,515,000
Iowa Finance Authority IDR (b):
    Dixie Bedding Company Project                                           2,750,000       1.72        8/09/04        2,750,000
    First Cooperative Association Project                                   2,625,000       1.33        8/09/04        2,625,000
West Des Moines, Iowa Revenue - Woodgrain Millwork, Inc. Project (b)        1,180,000       1.33        8/09/04        1,180,000
                                                                                                               ------------------
                                                                                                                       8,070,000

Kansas 1.2%
Burlington, Kansas Environmental Improvement Revenue Refunding -
Kansas City Power & Light Company Project                                   7,500,000       2.25        9/01/04        7,500,000
Nemaha County, Kansas IDR - Midwest Ag Service LLC Project (b)              3,485,000       1.33        8/09/04        3,485,000
                                                                                                               ------------------
                                                                                                                      10,985,000

Kentucky 4.9%
Daviess County, Kentucky MFHR Refunding - Park Regency Apartments
Project (b)                                                                 4,155,000       1.25        8/09/04        4,155,000
Hancock County, Kentucky Solid Waste Disposal Revenue - NSA, Ltd.
Project (b)                                                                 7,815,000       1.39        8/09/04        7,815,000
Kentucky EDFA Revenue - Pooled Hospital Loan Program Project (b)           18,940,000       1.40        8/09/04       18,940,000
Madisonville, Kentucky IBR - Period, Inc. Project (b)                       2,855,000       1.28        8/09/04        2,855,000
Somerset, Kentucky IBR - Tibbals Flooring Company Project (b)              10,000,000       1.31        8/09/04       10,000,000
                                                                                                               ------------------
                                                                                                                      43,765,000

Louisiana 2.2%
Caddo-Bossier Parishes, Louisiana Port Commission Revenue -
Shreveport Fabricators Project (b)                                          1,200,000       1.52        8/09/04        1,200,000
Jefferson Parish, Louisiana IDB IDR - Sara Lee Corporation Project          4,600,000       1.21        8/02/04        4,600,000
Louisiana Local Government Environmental Facilities and Community
Development Authority Revenue (b):
    Bioset Shreveport LLC Project                                           6,145,000       1.28        8/09/04        6,145,000
    Caddo-Bossier Parishes Project                                          1,500,000       1.52        8/09/04        1,500,000
St. Charles Parish, Louisiana PCR - Shell Oil Company-Norco Project         1,150,000       1.15        8/02/04        1,150,000
West Baton Rouge Parish, Louisiana Industrial District Number 3
Revenue - The Dow Chemical Company Project                                  4,850,000       1.25        8/02/04        4,850,000
                                                                                                               ------------------
                                                                                                                      19,445,000

Maryland 1.8%
Capital View II LP Tax-Exempt Bond Grantor Trust (b) (c)                    6,380,000       1.65        9/01/04        6,380,000
Maryland EDC IDR - Lenmar, Inc. Project (b)                                 4,720,000       1.33        8/09/04        4,720,000
Washington County, Maryland EDR - Tandy Project                             5,100,000       1.59        8/09/04        5,100,000
                                                                                                               ------------------
                                                                                                                      16,200,000

Massachusetts 0.1%
Massachusetts Industrial Finance Agency Industrial Revenue - Barker
Steel Company Issue Project (b)                                             1,200,000       1.38        8/09/04        1,200,000

Michigan 0.3%
Michigan Strategic Fund Limited Obligation Revenue - Drake
Enterprises Project (b)                                                     2,700,000       1.28        8/09/04        2,700,000

Minnesota 2.9%
Buffalo, Minnesota IDR - Ekon Powder Coating Project (b)                    1,795,000       1.33        8/09/04        1,795,000
East Grand Forks, Minnesota Solid Waste Disposal Revenue - American
Crystal Sugar Company Project (b)                                           5,750,000       1.38        8/09/04        5,750,000
Faribault, Minnesota IDR - Apogee Enterprises, Inc. Project (b)               835,000       1.27        8/09/04          835,000
New Brighton, Minnesota IDR - Donatelle Holdings Project (b)                2,200,000       1.33        8/09/04        2,200,000
Plymouth, Minnesota IDR - Nu Aire, Inc. Project (b)                         2,000,000       1.33        8/09/04        2,000,000
Plymouth, Minnesota IDR Refunding - Nu Aire, Inc. Project (b)               1,420,000       1.33        8/09/04        1,420,000
Princeton, Minnesota IDR - Plastic Products Company, Inc. Project (b)         200,000       1.33        8/09/04          200,000
Red Wing, Minnesota Port Authority IDR - DL Ricci Corporation
Project (b)                                                                 1,135,000       1.33        8/09/04        1,135,000
Rochester, Minnesota IDR Refunding - Seneca Foods Corporation
Project (b)                                                                 4,675,000       1.31        8/09/04        4,675,000
Saint Paul, Minnesota Port IDR (b)                                          2,900,000       1.33        8/09/04        2,900,000
Sherburne County, Minnesota Housing and Redevelopment Authority IDR -
Apperts, Inc. Project (b)                                                   3,525,000       1.57        8/02/04        3,525,000
                                                                                                               ------------------
                                                                                                                      26,435,000

Mississippi 4.1%
Jackson, Mississippi Housing Authority MFHR - Arbor Park Apartments
Project (b)                                                                 5,560,000       1.55       12/01/04        5,560,000
Mississippi Business Finance Corporation IDR - Polks Meat Products,
Inc. Project (b)                                                            3,000,000       1.42        8/09/04        3,000,000
Mississippi Business Finance Corporation Revenue:
    ABT Company, Inc. Project (b)                                           1,000,000       1.27        8/09/04        1,000,000
    Arch Aluminum & Glass Project (b)                                       1,240,000       1.32        8/09/04        1,240,000
    Mississippi Power Company Project                                       2,100,000       1.15        8/02/04        2,100,000
Mississippi Regional Housing Authority Number II MFHR (b):
    Laurel Park Apartments Project                                          7,800,000       2.05        6/01/05        7,800,000
    Terrace Park Apartments Project                                        10,500,000       1.75        5/01/05       10,500,000
Mississippi Regional Housing Authority Number 8 MFHR - Magnolia
Park Apartments Project (b)                                                 6,200,000       1.50        3/01/05        6,200,000
                                                                                                               ------------------
                                                                                                                      37,400,000

Missouri 2.1%
Hannibal, Missouri IDA Industrial Revenue - Buckhorn Rubber Products
Project (b)                                                                 3,300,000       1.30        8/09/04        3,300,000
Missouri Development Finance Board IDR - MFA, Inc. Project (b)              1,990,000       1.33        8/09/04        1,990,000
St. Charles County, Missouri IDA IDR - Craftsmen Industries
Project (b)                                                                 5,635,000       1.39        8/09/04        5,635,000
St. Joseph, Missouri IDA IDR - Albaugh, Inc. Project (b)                    2,000,000       1.44        8/09/04        2,000,000
Springfield, Missouri IDA Revenue - DMP Properties LLC Project (b)          2,210,000       1.34        8/09/04        2,210,000
Washington, Missouri IDA IDR - Clemco Industries Project (b)                4,075,000       1.39        8/09/04        4,075,000
                                                                                                               ------------------
                                                                                                                      19,210,000

Nebraska 0.5%
Adams County, Nebraska IDR - Hastings EDC Project (b)                       1,530,000       1.28        8/09/04        1,530,000
Boone County, Nebraska IDR - Global Industries, Inc. Project (b)              585,000       1.33        8/09/04          585,000
Hall County, Nebraska IDR (b)                                               2,370,000       1.33        8/09/04        2,370,000
                                                                                                               ------------------
                                                                                                                       4,485,000

Nevada 1.4%
Clark County, Nevada IDR - Nevada Cogeneration Association 2
Project (b)                                                                10,900,000       1.16        8/02/04       10,900,000
Sparks, Nevada EDR - RIX Industries Project (b)                             2,035,000       1.33        8/09/04        2,035,000
                                                                                                               ------------------
                                                                                                                      12,935,000

New Hampshire 0.1%
New Hampshire Business Finance Authority Industrial Facility
Revenue - Nickerson Assembly Company Project (b)                            1,100,000       1.20        8/09/04        1,100,000

New Mexico 0.4%
New Mexico Housing Authority Region III MFHR - Enchanted Vista
Apartments Project (b)                                                      4,000,000       1.95        7/01/05        4,000,000

North  Carolina 1.2%
Craven County, North Carolina Industrial Facilities and PCFA IDR -
Wheatstone Corporation Project (b)                                          2,000,000       1.40        8/09/04        2,000,000
Guilford County, North Carolina Industrial Facilities and PCFA
Revenue - Crescent Sleep Products Project (b)                               5,900,000       1.72        8/09/04        5,900,000
Hoke County, North Carolina Industrial Facilities and PCFA IDR -
Triangle Building Supply, Inc. Project (b)                                  1,625,000       1.31        8/09/04        1,625,000
Wake County, North Carolina Industrial Facilities and PCFA Revenue -
Carolina Power & Light Company Project (b)                                  1,050,000       1.40        8/09/04        1,050,000
                                                                                                               ------------------
                                                                                                                      10,575,000

North Dakota 0.4%
Traill County, North Dakota Solid Waste Disposal Revenue - American
Crystal Sugar Company Project (b)                                           3,580,000       1.38        8/09/04        3,580,000

Ohio 1.2%
Blue Bell Tax-Exempt Bond Grantor Trust (b) (c)                             1,104,221       1.60        8/02/04        1,104,221
Cuyahoga County, Ohio IDR - Edge Seal Technologies, Inc. and One
Industry Drive, Inc. Projects (b)                                           1,040,000       1.30        8/09/04        1,040,000
Franklin County, Ohio IDR - Lifeline Shelter System Project (b)             1,470,000       1.48        8/09/04        1,470,000
Gallia County, Ohio IDR - Harsco Corporation Project                        3,500,000       3.08        8/09/04        3,500,000
Montgomery County, Ohio IDR - Kroger Company Project (b)                    2,925,000       2.55        8/09/04        2,925,000
Summit County, Ohio IDR - LKL Properties, Inc. Project (b)                    400,000       3.28        8/09/04          400,000
                                                                                                               ------------------
                                                                                                                      10,439,221

Oregon 0.5%
Oregon EDR (b):
    Newsprint Project                                                       1,250,000       1.18        8/02/04        1,250,000
    Toyo Tanso USA, Inc. Project                                            3,000,000       3.59        8/09/04        3,000,000
                                                                                                               ------------------
                                                                                                                       4,250,000

Pennsylvania 0.2%
Pittsburgh, Pennsylvania Urban Redevelopment Authority - Wood
Street Commons Project (b)                                                  1,745,000       2.13        8/09/04        1,745,000

South Carolina 1.1%
Charleston County, South Carolina Industrial Revenue - Tandy
Corporation Project                                                         1,000,000       2.55        8/09/04        1,000,000
South Carolina Jobs EDA EDR (b):
    Carolina Cotton Works, Inc. Project                                     1,400,000       1.27        8/09/04        1,400,000
    Conco Medical Products Project                                          6,300,000       1.17        8/09/04        6,300,000
    Sea Pro Boats, Inc. Project                                               985,000       1.27        8/09/04          985,000
                                                                                                               ------------------
                                                                                                                       9,685,000

South Dakota 0.4%
Brookings, South Dakota IDR - Lomar Development Company Project (b)         1,600,000       1.68        8/09/04        1,600,000
Hutchinson County, South Dakota IDR - Dakota Plains Ag Center LLC (b)       1,000,000       1.33        8/09/04        1,000,000
South Dakota EDFA EDR - Vicom, Ltd. Project (b)                             1,125,000       1.39        8/09/04        1,125,000
                                                                                                               ------------------
                                                                                                                       3,725,000

Tennessee 6.2%
Brownsville, Tennessee IDB IDR - Dynametal Technologies, Inc.
Project (b)                                                                 4,840,000       2.05        6/01/05        4,840,000
Coffee County, Tennessee Industrial Board, Inc. IDR - McKey
Perforated Products Project (b)                                             2,195,000       1.28        8/09/04        2,195,000
Cumberland County, Tennessee IDB Exempt Facilities Revenue -
Fairfield Glade Community Club Project (b)                                  6,500,000       1.33        8/09/04        6,500,000
Dickson, Tennessee Health, Educational and Housing Facilities
Board MFHR - Autumn Park Apartments Project (b)                             5,000,000       1.42        8/09/04        5,000,000
Dover, Tennessee IDB Revenue - Nashville Wire Products
Manufacturing Company Project (b)                                           1,900,000       1.38        8/09/04        1,900,000
Hamilton County, Tennessee IDB IDR - Hamilton Plastics, Inc.
Project (b)                                                                 1,900,000       1.38        8/09/04        1,900,000
Huntingdon, Tennessee IDB Revenue - Behlen Manufacturing Project (b)        8,000,000       1.28        8/09/04        8,000,000
Jackson, Tennessee Health, Educational and Housing Facility Board
MFHR - Park Ridge Apartments Project (b)                                    5,000,000       1.32        8/09/04        5,000,000
Marion County, Tennessee Industrial Environmental Development
Board EDR - Variform, Inc. Project (b)                                      7,000,000       1.25        8/02/04        7,000,000
Memphis-Shelby County, Tennessee IDB IDR Refunding - Techno Steel
Corporation Project (b)                                                     3,125,000       1.38        8/09/04        3,125,000
Montgomery County, Tennessee IDB IDR - Nashville Wire Products
Project (b)                                                                   600,000       1.38        8/09/04          600,000
Rutherford County, Tennessee IDB IDR (b):
    Farmers Cooperative Project                                               355,000       1.38        8/09/04          355,000
    Tennessee Farmers Cooperative Project                                   1,600,000       1.38        8/09/04        1,600,000
Wilson County, Tennessee Health and Educational Facilities Board
Revenue - Forest View Apartments Project (b)                                7,445,000       1.32        8/09/04        7,445,000
                                                                                                               ------------------
                                                                                                                      55,460,000

Texas 8.0%
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue:
    Amoco Oil Company Project                                               5,800,000       1.15        8/02/04        5,800,000
    BP Products North America Project                                       5,800,000       1.15        8/02/04        5,800,000
Harris County, Texas Health Facilities Development Corporation
Revenue (b):
    Series PT 443                                                           4,430,000       1.25        8/09/04        4,430,000
    Series 6                                                                  830,000       1.39        8/09/04          830,000
Montgomery County, Texas IDC IDR - Porous Media, Ltd. Project (b)           2,700,000       1.27        8/09/04        2,700,000
Phoenix Realty Special Account MFHR - Brightons Mark Project (b)            8,075,000       1.34        8/09/04        8,075,000
Port Development Corporation Marine Terminal Revenue - Pasadena
Terminal Company, Inc. Project (b)                                            150,000       1.34        8/09/04          150,000
San Antonio, Texas HFC MFHR (b)                                             6,320,000       1.22        8/09/04        6,320,000
Tarrant County, Texas HFC Revenue Floating Rate Trusts (b) (c)             13,200,000       1.80        6/15/05       13,200,000
Texas Department of Housing and Community Affairs MFHR - Addison
Park Apartments Project (b)                                                14,000,000       1.52        8/09/04       14,000,000
Waco, Texas IDC IDR - Chad A. Greif Trust Project (b)                       4,700,000       1.38        8/09/04        4,700,000
West Side Calhoun County, Texas Navigation District Environmental
Facilities Revenue                                                          6,000,000       1.15        8/02/04        6,000,000
                                                                                                               ------------------
                                                                                                                      72,005,000

Utah 2.4%
Beaver County, Utah Environmental Facility Revenue - Biofuels
Project (b):
    Series A                                                               10,985,000       1.31        8/09/04       10,985,000
    Series B                                                                3,465,000       1.41        8/09/04        3,465,000
Davis County, Utah Revenue (b)                                              2,600,000       1.38        8/09/04        2,600,000
Utah Housing Corporation SFMR                                               4,800,000       1.55        1/01/05        4,800,000
                                                                                                               ------------------
                                                                                                                      21,850,000

Virginia 4.9%
Portsmouth, Virginia IDA IDR - Brutus Enterprises Project (b)               1,525,000       1.31        8/09/04        1,525,000
Richmond, Virginia IDA Revenue - Cogentrix of Richmond, Inc.
Project (b):
    Series A                                                               28,500,000       1.17        8/02/04       28,500,000
    Series B                                                                9,500,000       1.17        8/02/04        9,500,000
Virginia Beach, Virginia IDA Revenue - Management Services Group
Project (b)                                                                 3,000,000       1.31        8/09/04        3,000,000
Virginia Small Business Financing Authority IDR - International
Parkway Association Project (b)                                             2,030,000       1.31        8/09/04        2,030,000
                                                                                                               ------------------
                                                                                                                      44,555,000

Washington 0.4%
Port Bellingham, Washington IDC Environmental Facilities Revenue -
BP West Coast Products LLC Project                                          1,200,000       1.15        8/02/04        1,200,000
Washington EDFA EDR - Art and Theresa Mensonides Project (b)                2,020,000       1.38        8/09/04        2,020,000
                                                                                                               ------------------
                                                                                                                       3,220,000

Wisconsin 7.7%
Ashland, Wisconsin IDR - Larson-Juhl US LLC Project (b)                     4,600,000       1.33        8/09/04        4,600,000
Ashwaubenon, Wisconsin IDR - Valley Packaging Supply Company
Project (b)                                                                 1,965,000       1.28        8/09/04        1,965,000
Brokaw, Wisconsin Sewage and Solid Waste Revenue - Wausau Paper
Mills Company Project (b)                                                   9,500,000       1.39        8/09/04        9,500,000
Columbus, Wisconsin IDR - Maysteel Corporation Project (b)                  2,000,000       1.31        8/09/04        2,000,000
Combined Locks, Wisconsin IDR - Appleton Papers, Inc. Project (b)           4,300,000       1.39        8/09/04        4,300,000
Deerfield, Wisconsin IDR Refunding - Interpane Glass Company
Project (b)                                                                 1,600,000       1.38        8/09/04        1,600,000
Eagle, Wisconsin IDR - Generac Corporation Project (b)                      4,800,000       1.30        8/09/04        4,800,000
Franklin, Wisconsin IDR (b):
     Howard Henz Company, Inc. Project                                      1,780,000       1.38        8/09/04        1,780,000
     Smyczek/ECS Project                                                    1,750,000       1.40        8/09/04        1,750,000
Janesville, Wisconsin IDR Refunding - Seneca Foods Corporation
Project (b)                                                                 7,710,000       1.31        8/09/04        7,710,000
Ladysmith, Wisconsin Solid Waste Disposal Facility Revenue - City
Forest Corporation Project (b)                                              8,510,000       1.33        8/09/04        8,510,000
Middleton, Wisconsin IDR - Fristam Pumps, Inc. Project (b)                  1,465,000       1.28        8/09/04        1,465,000
Milwaukee, Wisconsin Redevelopment Authority Development Revenue
Refunding - Helwig Carbon Products Project (b)                              3,500,000       1.28        8/09/04        3,500,000
Milwaukee, Wisconsin Redevelopment Authority IDR - Palermo
Villa, Inc. Project (b)                                                     2,750,000       1.20        8/09/04        2,750,000
New London, Wisconsin IDR - Wohlt Cheese Corporation Project (b)            3,490,000       1.28        8/09/04        3,490,000
Reedsburg, Wisconsin IDR - Cellox Project (b)                               2,000,000       1.38        8/09/04        2,000,000
Rhinelander, Wisconsin IDR - Superior Diesel Project (b)                    1,775,000       1.33        8/09/04        1,775,000
Sheboygan, Wisconsin IDR - Polyfab & Gill-Janssen Project (b)               1,215,000       1.44        8/09/04        1,215,000
Waukesha, Wisconsin IDR - R.A.K.E. LLC and Superior Crane
Corporation Project (b)                                                     1,000,000       1.30        8/01/18        1,000,000
Wausau, Wisconsin IDR - Apogee Enterprises, Inc. Project (b)                1,000,000       1.27        8/09/04        1,000,000
Wisconsin Housing and EDA Business Development Revenue Refunding -
National Bedding Project (b)                                                2,390,000       1.32        8/09/04        2,390,000
                                                                                                               ------------------
                                                                                                                      69,100,000

Wyoming 2.2%
Campbell County, Wyoming IDR - Two Elk Power Generation Project (b)        20,000,000       1.40       12/02/04       20,000,000

Multiple States 9.3%
Class B Trust Revenue (b)                                                   3,740,000       1.43        8/09/04        3,740,000
Clipper Tax-Exempt Trust COP (b):
    Series 1997                                                            29,412,000       1.29        8/09/04       29,412,000
    Series 2003                                                            27,665,000       1.29        8/09/04       27,665,000
Lehman Brothers, Inc. as Trustor Pooled Trust Receipts (b)                 22,890,000       1.39        8/09/04       22,890,000
                                                                                                               ------------------
                                                                                                                      83,707,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds                                                                                  897,703,221
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 99.8%                                                                                900,703,506
Other Assets and Liabilities, Net 0.2%                                                                                 1,523,392
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                                   $902,226,898
===================================================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.
(b) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(c) Illiquid security.

Percentages are stated as a percent of net assets.


ABBREVIATIONS
------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Short-Term High Yield Municipal Bond Fund
July 31, 2004 (Unaudited)
                                                                             Shares or
                                                                          Principal Amount            Value
----------------------------------------------------------------------------------------------------------------
Municipal Bonds 78.4%
Alabama 2.0%
Birmingham, Alabama Special Care Facilities Financing Authority
Revenue - Baptist Medical Centers Health System Project, 4.35%,
Due 11/15/28 (Mandatory Put at $100 on 7/01/06)                               $   2,900,000         $ 2,918,212

Alaska 2.0%
Northern Alaska Tobacco Securitization Corporation Tobacco
Settlement Revenue:
    4.50%, Due 6/01/08                                                              255,000             247,031
    5.40%, Due 6/01/08                                                              735,000             741,431
    5.60%, Due 6/01/09                                                              700,000             706,125
    5.60%, Due 6/01/10                                                              300,000             300,375
    6.20%, Due 6/01/22                                                              985,000             934,519
                                                                                           ---------------------
                                                                                                      2,929,481

Arizona 1.8%
Arizona Health Facilities Authority Hospital System Revenue -
Phoenix Children's Hospital Project, 5.375%, Due 11/15/09                           100,000              98,625
Phoenix, Arizona GO, 7.00%, Due 7/01/09 (f)                                       1,095,000           1,271,569
White Mountain Apache Tribe Fort Apache Indian Reservation
Revenue - Fort Apache Timber Company Project, 6.25%, Due 3/05/12
(d)                                                                                 550,029             576,155
Yavapai County, Arizona IDA IDR - Citizens Utilities Company
Project, 5.45%, Due 6/01/33 (Called at $101 6/01/07)                                750,000             741,563
                                                                                           ---------------------
                                                                                                      2,687,912

California 4.1%
ABAG Finance Authority for Nonprofit Corporations MFHR Refunding
- Archstone Redwood Project, 5.30%, Due 10/01/08                                    200,000             211,750
ABAG Finance Authority for Nonprofit Corporations Revenue - San
Diego Hospital Association Project, 4.00%, Due 3/01/08                              500,000             506,250
Agua Caliente Band of Cahuilla Indians Revenue, 4.00%, Due 7/01/06                1,000,000           1,001,250
Golden State Tobacco Securitization Corporation Tobacco
Settlement Revenue:
    5.50%, Due 6/01/19                                                              750,000             767,813
    5.625%, Due 6/01/20                                                           2,000,000           2,047,500
Santa Rosa, California Rancheria Tachi Yokut Tribe Enterprise
Revenue, 5.50%, Due 3/01/08                                                       1,000,000           1,016,250
Tobacco Securitization Authority of Southern California Tobacco
Settlement Revenue, 5.25%, Due 6/01/27                                              500,000             475,000
                                                                                           ---------------------
                                                                                                      6,025,813

Colorado 2.6%
Black Hawk, Colorado Business Improvement District Special
Assessment:
    Gilpin County Project, 6.00%, Due 12/01/09                                      705,000             706,473
    The Lodge At Black Hawk Project, 6.25%, Due 12/01/11                            280,000             279,983
Colorado EFA and Cultural Revenue Refunding and Improvement:
    Colorado Lutheran High School Association Project, 7.00%, Due
6/01/12                                                                             500,000             500,000
    Denver Academy Project, 5.00%, Due 5/01/08                                    1,000,000             991,250
    Denver Arts School Project, 7.00%, Due 5/01/11                                  460,000             470,350
Colorado Health Facilities Authority Hospital Revenue - Steamboat
Springs Health Care Association Project:
    4.70%, Due 9/15/05                                                               85,000              85,744
    4.80%, Due 9/15/06                                                              455,000             461,825
    4.90%, Due 9/15/07                                                               20,000              20,275
Denver, Colorado City and County Airport Revenue Refunding,
5.25%, Due 11/15/06 (e)                                                             250,000             265,937
                                                                                           ---------------------
                                                                                                      3,781,837

Connecticut 1.8%
Connecticut Health and EFA Revenue - New Opportunities for
Waterbury, Inc. Project, 6.75%, Due 7/01/13                                       1,115,000           1,129,261
Mashantucket Western Pequot Tribe Subordinated Special Revenue:
    5.70%, Due 9/01/12                                                            1,000,000           1,051,250
    6.40%, Due 9/01/11                                                              500,000             530,625
                                                                                           ---------------------
                                                                                                      2,711,136

Florida 5.2%
Capital Trust Agency Revenue - Seminole Tribe Convention Project,
10.00%, Due 10/01/33                                                                500,000             605,000
Fiddlers Creek Community Development District Special Assessment
Revenue, 5.80%, Due 5/01/21                                                         485,000             482,575
Florida State Board of Public Education GO, 6.20%, Due 5/01/06 (f)                  985,000           1,041,638
Hillsborough County, Florida IDA IDR - University Community
Hospital Health Facilities Project, 4.90%, Due 8/15/07                            1,415,000           1,432,687
Largo, Florida Sun Coast Health System Revenue - Sun Coast
Hospital Issue, 6.20%, Due 3/01/13                                                  530,000             515,425
Lee County, Florida Solid Waste System Revenue Refunding, 3.50%,
Due 10/01/06 (e)                                                                    100,000             102,000
Miami Beach, Florida Health Facilities Authority Hospital Revenue
Refunding - Mount Sinai Medical Center Project, 6.00%, Due
11/15/07                                                                          1,400,000           1,396,500
North Broward, Florida Hospital District Revenue Improvement,
4.70%, Due 1/15/06                                                                  595,000             606,156
Ocean Highway and Port Authority Solid Waste PCR Refunding,
6.50%, Due 11/01/06                                                               1,000,000           1,046,250
Okeechobee County, Florida Solid Waste Disposal Revenue - Waste
Management/Landfill Project, 4.20%, Due 7/01/39 (Mandatory Put at
$100 on 7/01/09)                                                                    470,000             470,000
                                                                                           ---------------------
                                                                                                      7,698,231

Georgia 3.5%
Atlanta, Georgia Urban Residential Finance Authority MFHR - Park
Place Apartments Project, 6.00%, Due 9/01/06 (d)                                    455,000             415,188
Atlanta, Georgia Water and Waste Water Revenue, 5.50%, Due
11/01/11 (e)                                                                      1,000,000           1,123,750
Bibb County, Georgia Development Authority Environmental
Improvement Revenue Refunding, 4.85%, Due 12/01/09                                2,050,000           2,132,000
Dalton, Georgia School District Lease Revenue, 4.20%, Due 8/01/13
(d)                                                                               1,179,059           1,182,007
De Kalb County, Georgia Residential Care Facilities for the
Elderly Authority First Lien Revenue - King's Bridge Retirement
Center, Inc. Project, 8.00%, Due 7/01/06                                            290,000             300,512
                                                                                           ---------------------
                                                                                                      5,153,457

Illinois 5.4%
Alton, Illinois Hospital Facility Revenue Refunding - St.
Anthony's Health Center Project, 5.50%, Due 9/01/06                                 590,000             595,239
Aurora, Illinois Tax Increment Revenue, 4.90%, Due 12/30/11                       1,450,000           1,453,625
Chicago, Illinois GO Refunding, 5.25%, Due 1/01/08 (e)                              500,000             529,375
Illinois DFA Elderly Housing Revenue Refunding - Galesburg Towers
Project, 5.80%, Due 3/01/06                                                         100,000              98,750
Illinois DFA PCR Refunding - Central Illinois Public Service
Project, 5.00%, Due 6/01/28 (Mandatory Put at $100 on 12/01/06)                     310,000             322,400
Illinois DFA Revenue - Community Rehab Providers Project, 5.375%,
Due 7/01/09                                                                         620,000             621,550
Illinois Health Facilities Authority Revenue - St. Benedict
Project, 5.75%, Due 11/15/15                                                      1,000,000             997,500
Illinois Health Facilities Authority Revenue Refunding - Lifelink
Corporation Obligated Group Project, 5.95%, Due 2/15/21 (d)                       1,800,000           1,068,750
Sangamon County, Springfield, Illinois School District Number 186
GO, Zero %, Due 10/01/08 (e)                                                      2,000,000           1,722,500
Upper Illinois River Valley Development Revenue - Morris Hospital
Project, 6.05%, Due 12/01/11                                                        500,000             532,500
                                                                                           ---------------------
                                                                                                      7,942,189

Indiana 0.5%
Indiana Health Facility Financing Authority Revenue - Hamilton
Communities, Inc. Project, 6.00%, Due 1/01/10 (d) (g)                             2,800,000             700,000

Iowa 0.5%
Harlan, Iowa Revenue - American Baptist Homes of the Midwest -
Baptist Memorial Home Project, 5.875%, Due 5/15/23                                  920,000             680,800

Kansas 0.9%
Manhattan, Kansas Transportation Development District Sales Tax
Revenue, 4.15%, Due 8/01/15                                                       1,250,000           1,270,313

Louisiana 2.9%
Epps, Louisiana COP, 7.25%, Due 6/01/09                                             871,642             878,179
Orleans Parish, Louisiana School Board Compound Interest GO, Zero
%, Due 2/01/08 (e) (f)                                                            1,590,000           1,341,562
Plaquemines, Louisiana Port Harbor and Terminal District Marine
Terminal Facilities Revenue Refunding - Electro-Coal Transfer
Project, 5.00%, Due 9/01/07:
    Series A                                                                        100,000              99,875
    Series D                                                                        900,000             898,875
West Feliciana Parish, Louisiana PCR - Gulf States Utilities
Company III Project, 7.70%, Due 12/01/14                                          1,000,000           1,016,290
                                                                                           ---------------------
                                                                                                      4,234,781

Maryland 0.7%
Tax Exempt Municipal Infrastructure Improvement Trust Revenue,
3.80%, Due 5/01/08 (e)                                                            1,000,000           1,005,000

Massachusetts 2.2%
Massachusetts Development Finance Agency Revenue - Developmental
Disabilities, Inc. Project, 6.25%, Due 6/01/08                                      410,000             408,975
Massachusetts Health and EFA Revenue - Caritas Christi Obligated
Group Project:
    5.25%, Due 7/01/06                                                            1,250,000           1,298,438
    5.25%, Due 7/01/07                                                            1,000,000           1,051,250
Massachusetts Industrial Finance Agency Resources Recovery
Revenue Refunding - Ogden Haverhill Project, 4.95%, Due 12/01/06                    500,000             500,000
                                                                                           ---------------------
                                                                                                      3,258,663

Minnesota 0.9%
Burnsville, Minnesota CDR Refunding - Holiday Inn Project,
5.875%, Due 4/01/08                                                               1,430,000           1,392,462

Missouri 3.3%
Chesterfield, Missouri Tax Increment Revenue Refunding and
Improvement - Chesterfield Valley Project, 4.50%, Due 4/15/16                       895,000             908,425
Ellisville, Missouri IDA IDR Refunding - Gambrill Gardens
Project, 5.20%, Due 6/01/06                                                         135,000             133,988
Hazelwood, Missouri IDA Tax Increment Revenue Refunding -
Missouri Bottom Road Development Project, 3.875%, Due 8/01/18                     1,500,000           1,481,250
I-470 & 350 Transportation Development District Transportation
Revenue, 5.20%, Due 5/01/06                                                         375,000             380,156
Missouri Environmental Improvement and Energy Resources Authority
PCR Refunding - American Cyanamid Company Project, 5.80%, Due
9/01/09                                                                             800,000             877,000
Nevada, Missouri Hospital Revenue - Nevada Regional Medical
Center Project, 6.00%, Due 10/01/07                                               1,135,000           1,150,606
                                                                                           ---------------------
                                                                                                      4,931,425

Nebraska 1.3%
Nebraska Public Power District Capital Appreciation Revenue, Zero
%, Due 1/01/07 (e)                                                                2,000,000           1,877,500

Nevada 1.4%
Clark County, Nevada Improvement District Refunding, 4.10%, Due
2/01/08                                                                             630,000             630,000
Las Vegas, Nevada Paiute Tribe Revenue, 4.65%, Due 11/01/05 (e)                   1,500,000           1,503,750
                                                                                           ---------------------
                                                                                                      2,133,750

New Hampshire 0.5%
New Hampshire Health and EFA Revenue - Elliot Hospital Project,
4.25%, Due 10/01/08                                                                 730,000             748,250

New Jersey 0.8%
New Jersey EDA First Mortgage Revenue Refunding - Winchester
Gardens Project, 2.60%, Due 11/01/05                                                400,000             396,500
New Jersey Health Care Facilities Financing Authority Revenue -
Raritan Bay Medical Center Project, 7.25%, Due 7/01/14                              800,000             830,792
                                                                                           ---------------------
                                                                                                      1,227,292

New Mexico 2.5%
Albuquerque, New Mexico Industrial Revenue Refunding - MCT
Industries, Inc. Project, 3.75%, Due 4/01/10 (e)                                    890,000             897,788
Farmington, New Mexico PCR Refunding - Public Service Company of
San Juan Project, 6.30%, Due 12/01/16                                               225,000             239,906
Lordsburg, New Mexico PCR Refunding - Phelps Dodge Corporation
Project, 6.50%, Due 4/01/13                                                       2,200,000           2,226,620
New Mexico Educational Assistance Foundation Student Loan
Revenue, 6.00%, Due 12/01/08                                                        350,000             358,585
                                                                                           ---------------------
                                                                                                      3,722,899

New York 7.7%
Bethlehem, New York GO Refunding - Water System Project, 5.25%,
3/01/08 (c) (e)                                                                     475,000             492,812
Nassau County, New York Industrial Development Agency Civic
Facility Revenue:
    North Shore Health System Project, 5.625%, Due 11/01/10                         815,000             880,200
    Special Needs Facilities Pooled Project, 6.50%, Due 7/01/06                     375,000             378,281
New York Convention Center Operating Corporation COP - Yale
Building Acquisition Project, Zero %, Due 6/01/08                                 1,650,000           1,388,063
New York, New York City Industrial Development Agency Civic
Facility Revenue:
    Polytechnic University Project, 5.125%, Due 11/01/06                            435,000             425,212
    Special Needs Facilities Pooled Program, 3.05%, Due 7/01/09
(e)                                                                               1,000,000             948,750
New York, New York City Industrial Development Agency Special
Facilities Revenue - Continental Airlines, Inc. Project, 7.25%,
Due 11/01/08                                                                      1,000,000             968,750
Suffolk County, New York Industrial Development Agency Civic
Facility Revenue:
    6.50%, Due 7/01/06                                                              205,000             206,794
    6.875%, Due 7/01/10                                                             165,000             168,506
Tobacco Settlement Financing Corporation Revenue:
    5.00%, Due 6/01/09                                                              275,000             275,949
    5.00%, Due 6/01/10                                                            2,000,000           2,045,140
    5.00%, Due 6/01/11                                                            1,000,000           1,035,000
    5.25%, Due 6/01/13 (e)                                                        1,000,000           1,070,000
United Nations Development Corporation Revenue Refunding, 4.00%,
Due 7/01/07                                                                       1,035,000           1,075,106
                                                                                           ---------------------
                                                                                                     11,358,563

Ohio 2.7%
Athens County, Ohio Hospital Facilities Revenue Refunding -
O'Bleness Memorial Hospital Project, 5.00%, Due 11/15/08                          1,000,000           1,006,250
Carroll, Ohio Water and Sewer District GO, 6.25%, Due 12/01/10                      880,000             930,600
Cleveland, Ohio Airport Special Revenue Refunding - Continental
Airlines, Inc. Project, 5.50%, Due 12/01/08                                         300,000             273,000
Cuyahoga County, Ohio MFHR Refunding - Parklane Apartments
Project, 5.46%, Due 10/01/37 (d) (g)                                                104,374                   1
Lakewood, Ohio Hospital Improvement Revenue - Lakewood Hospital
Association Project, 5.50%, Due 2/15/08                                             700,000             749,000
Lucas County, Ohio Hospital Revenue Refunding - ProMedica
Healthcare Obligation, 5.75%, Due 11/15/09 (e)                                    1,000,000           1,086,250
                                                                                           ---------------------
                                                                                                      4,045,101

Oklahoma 0.9%
Citizen Potawatomi Nation Senior Obligation Tax Revenue:
    3.40%, Due 9/01/05                                                              240,000             240,372
    4.15%, Due 9/01/06                                                              305,000             306,144
Oklahoma DFA Revenue - Comanche County Hospital Project, 5.35%,
Due 7/01/08                                                                         825,000             853,875
                                                                                           ---------------------
                                                                                                      1,400,391

Pennsylvania 3.8%
Lehigh County, Pennsylvania General Purpose Authority Revenue -
KidsPeace Obligated Group Project:
    5.80%, Due 11/01/12 (e)                                                         500,000             510,000
    5.80%, Due 11/01/12                                                             500,000             471,250
Ontelaunee Township, Pennsylvania Municipal Authority Sewer
Revenue, 4.25%, Due 11/15/05                                                        500,000             516,250
Pennsylvania Higher EFA Health Services Revenue - University of
Pennsylvania Project, 5.60%, Due 1/01/10                                            750,000             785,625
Pennsylvania Higher EFA Revenue:
    Independent Colleges and Universities of Pennsylvania
Project, 5.00%, Due 11/01/11                                                        500,000             502,500
    State System of Higher Education, 4.00%, Due 6/15/10 (e)                        625,000             649,219
Sayre, Pennsylvania Health Care Facilities Authority Revenue -
Guthrie Healthcare System Project, 5.30%, Due 12/01/12                            1,225,000           1,275,531
Susquehanna, Pennsylvania Area Regional Airport Authority Airport
Facilities Revenue - AERO Harrisburg LLC Project, 5.25%, Due
1/01/09                                                                           1,035,000             971,606
                                                                                           ---------------------
                                                                                                      5,681,981

South Carolina 3.1%
Connector 2000 Association, Inc. Senior Capital Appreciation Toll
Road Revenue:
    Zero %, Due 1/01/27                                                           1,500,000             161,250
    Zero %, Due 1/01/35                                                           6,000,000             390,000
Connector 2000 Association, Inc. Senior Current Interest Toll
Road Revenue - Greenville, South Carolina Southern Connector
Project, 5.375%, Due 1/01/38                                                        700,000             455,875
Greenville County, South Carolina Revenue - Donaldson Industrial
Air Park Project, 5.50%, Due 4/01/11                                                400,000             395,500
South Carolina Jobs EDA Hospital Facilities Revenue Refunding -
Palmetto Health Alliance Project, 4.75%, Due 8/01/07                              1,000,000           1,038,750
South Carolina Ports Authority Ports Revenue, 7.80%, Due 7/01/09
(b) (f)                                                                           1,000,000           1,137,500
York County, South Carolina PCR - Bowater, Inc. Project, 7.625%,
Due 3/01/06                                                                       1,000,000           1,041,250
                                                                                           ---------------------
                                                                                                      4,620,125

South Dakota 0.2%
Lincoln County, South Dakota Revenue - American Baptist Homes of
the Midwest-Trail Ridge Project, 5.875%, Due 11/15/21                               445,000             333,194

Texas 2.2%
De Soto, Texas IDA IDR - Wintergreen Commercial Partnership
Project, 7.00%, Due 1/01/17 (d)                                                   1,174,294           1,065,671
Metro Health Facilities Development Corporation Revenue - Wilson
N. Jones Memorial Hospital Project, 6.375%, Due 1/01/07                           1,000,000             995,000
Tom Green County, Texas Health Facilities Development Corporation
Hospital Revenue - Shannon Health System Project, 5.60%, Due
5/15/06                                                                             875,000             889,219
Weslaco, Texas Health Facilities Development Corporation Hospital
Revenue - Knapp Medical Center Project, 5.00%, Due 6/01/07                          315,000             322,875
                                                                                           ---------------------
                                                                                                      3,272,765

Utah 0.8%
Mountain Regional Water Improvement District Number 2002-1
Special Service Assessment, 6.25%, Due 12/01/08                                   1,200,000           1,189,500

Vermont 0.6%
Vermont Educational and Health Buildings Financing Agency Revenue:
    Health Care Facility-Copley Manor Project, 5.40%, Due 4/01/06
(d) (g)                                                                             455,000             227,500
    Vermont Council of Developmental and Mental Health Project,
6.20%, Due 12/15/05                                                                 685,000             707,263
                                                                                           ---------------------
                                                                                                        934,763

Virgin Islands  0.7%
Virgin Islands Public Finance Authority Revenue:
    6.00%, Due 10/01/06                                                             500,000             524,375
    6.00%, Due 10/01/07                                                             500,000             531,250
                                                                                           ---------------------
                                                                                                      1,055,625

Virginia 3.0%
Fairfax County, Virginia Redevelopment and Housing Authority MFHR
Refunding - Burke Shire Commons Project, 7.60%, Due 10/01/36                      1,000,000           1,085,000
Hopewell, Virginia Public Improvement GO, 5.00%, Due 7/15/09                      1,000,000           1,045,000
Pittsylvania County, Virginia IDA Exempt Facility Revenue -
Multitrade of Pittsylvania Project, 7.50%, Due 1/01/14                            2,000,000           2,072,800
Pocahontas Parkway Association Toll Road Capital Appreciation
Revenue, Zero %, Due 8/15/07                                                        400,000             293,500
                                                                                           ---------------------
                                                                                                      4,496,300

Washington 2.1%
Port Longview, Washington IDC Solid Waste Disposal Revenue -
Weyerhaueser Company Project, 6.875%, Due 10/01/08                                1,500,000           1,661,250
Skagit County, Washington Public Hospital District Revenue
Refunding, 4.00%, Due 12/01/06                                                    1,390,000           1,403,900
                                                                                           ---------------------
                                                                                                      3,065,150

Wisconsin 3.1%
Badger Tobacco Asset Securitization Corporation Revenue, 5.75%,
Due 6/01/12                                                                       1,000,000             991,250
Wisconsin Health and EFA Revenue:
    Bellin Memorial Hospital, Inc. Project, 5.00%, Due 2/15/09                      855,000             868,894
    Divine Savior Hospital Project, 4.80%, Due 6/01/06                               25,000              25,469
    Lutheran Home Project, 7.00%, Due 9/01/25                                        30,000              30,010
Wisconsin Health and EFA Revenue - National Regency of New
Berlin, Inc. Project:
        7.75%, Due 8/15/15                                                          915,000             926,437
        8.00%, Due 8/15/25                                                          970,000             989,400
Wisconsin Health and EFA Revenue - Tomah Memorial Hospital, Inc.
Project:
       3.875%, Due 7/01/06                                                          100,000             100,000
       4.125%, Due 7/01/07                                                          130,000             129,513
Wisconsin Health and EFA Revenue Refunding - Three Pillars Senior
Communities Project, 5.00%, Due 8/15/10                                             500,000             524,375
                                                                                           ---------------------
                                                                                                      4,585,348

Wyoming 0.7%
Teton County, Wyoming Hospital District Hospital Revenue - St.
Johns Medical Center Project, 5.25%, Due 12/01/07                                 1,050,000           1,078,875
----------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $119,088,891)                                                           116,149,084
----------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 8.3%
Arizona 0.7%
Maricopa County, Arizona Pollution Control Corporation PCR
Refunding - El Paso Electric Company Project, 6.25%, Due 5/01/37
(Mandatory Put at $100 on 8/01/05)                                                1,000,000           1,032,610

Arkansas 0.3%
Arkansas DFA Facilities Revenue - Waste Management Project,
2.85%, Due 8/01/21 (Mandatory Put at $100 on 8/01/05)                               500,000             500,000

California 0.8%
California Statewide Communities Development Authority
Development Revenue Refunding - Irvine Apartment Communities
Project, 5.25%, Due 5/15/25 (Mandatory Put at $100 on 5/15/13)                      675,000             700,312
Fullerton, California Redevelopment Agency COP - Southern
California College of Optometry, 5.00%, Due 4/01/34 (Mandatory
Put at $100 on 4/01/07) (e)                                                         500,000             526,875
                                                                                           ---------------------
                                                                                                      1,227,187

Illinois 0.4%
Illinois DFA IDR - Citizens Utilities Company Project, 4.80%, Due
8/01/25 (Putable at $100 and Rate Reset Effective 8/01/07)                          660,000             664,950

Kansas 0.7%
Burlington, Kansas Environmental Improvement Revenue Refunding -
Kansas City Power & Light Project, 4.75%, Due 9/01/15 (Mandatory
Put at $100 on 10/01/07)                                                          1,000,000           1,041,250

Massachusetts 0.7%
Boston, Massachusetts IDFA Revenue - Pilot Seafood Project,
5.875%, Due 4/01/30 (Mandatory Put at $100 on 4/01/07) (e)                          990,000           1,019,700

Michigan 0.4%
Michigan Strategic Fund Solid Waste Disposal Revenue - Waste
Management, Inc. Project, 4.20%, Due 12/01/12 (Mandatory Put at
$100 on 12/01/05)                                                                   550,000             558,938

Ohio 0.4%
Cuyahoga County, Ohio MFHR Refunding - Parklane Apartments
Project, 6.00%, Due 10/01/37 (Rate Reset Effective 1/01/09) (d)
(g)                                                                                  60,158              40,306
Ohio Air Quality Development Authority PCR Refunding - Toledo
Edison Company Project, 3.10%, Due 9/01/33 (Mandatory Put at $100
on 9/01/05)                                                                         500,000             500,045
                                                                                           ---------------------
                                                                                                        540,351

Texas 1.9%
Lubbock, Texas Health Facilities Development Corporation First
Mortgage Revenue - Carillon, Inc. Project, 9.25%, Due 7/01/29
(Mandatory Put at $100 on 1/01/06 Subject to Remarketing) (d) (h)                 2,000,000           1,517,500
Trinity River Authority PCR Revenue - TXU Electric Company
Project, 5.00%, Due 5/01/27 (Mandatory Put at $100 on 11/01/06)                   1,250,000           1,298,437
                                                                                           ---------------------
                                                                                                      2,815,937

West Virginia 0.7%
Putnam County, West Virginia PCR Refunding - Appalachian Power
Company Project, 2.80%, Due 5/01/19 (Mandatory Put at $100 on
11/01/06)                                                                         1,000,000             995,000

Wisconsin 0.6%
Racine, Wisconsin Solid Waste Disposal Revenue Refunding -
Republic Services Project, 3.25%, Due 12/01/37 (Mandatory Put at
$100 on 4/01/09)                                                                  1,000,000             971,250

Multiple States 0.7%
MMA Financial CDD Senior Securitization Trust Beacon Lakes
Pass-Thru Trust, 3.375%, Due 11/01/08 (e)                                         1,000,000             998,750
----------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $12,764,204)                                               12,365,923
----------------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.1%
Five Year 4.87% Interest Rate Swap, Expires 7/14/05                               3,600,000              70,942
----------------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $74,880)                                                              70,942
----------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 12.7%
Municipal Bonds 6.5%
Alaska 0.3%
Juneau, Alaska City and Borough Nonrecourse Revenue - St. Ann's
Care Center Project, 5.875%, Due 12/01/04                                           450,000             450,684

District of Columbia 0.2%
District of Columbia Revenue - Methodist Home Issue Project,
4.80%, Due 1/01/05                                                                  265,000             265,117

Guam 0.5%
Guam Government GO, 5.75%, Due 9/01/04                                              800,000             801,624

Iowa 0.3%
Iowa Higher Education Loan Authority RAN, 4.125%, Due 5/24/05                       500,000             505,695

Kansas 1.1%
Kansas Independent College Finance Authority RAN - Ottawa
University Project, 3.90%, Due 5/02/05                                            1,600,000           1,608,608

Kentucky 0.2%
Kenton County, Kentucky Airport Board Special Facilities Revenue
- Mesaba Aviation, Inc. Project, 6.00%, Due 7/01/05                                 220,000             215,400

Louisiana 0.3%
Louisiana Health and Education Authority Revenue Refunding -
Lambeth House, Inc. Project, 5.25%, Due 1/01/05 (Called at $100
8/01/04)                                                                            375,000             375,000

Maine 0.3%
Baileyville, Maine PCR - Georgia-Pacific Corporation Project,
4.75%, Due 6/01/05                                                                  500,000             501,735

Maryland 0.5%
Northeast Maryland Waste Disposal Authority Solid Waste Revenue -
Montgomery County Resource Recovery Project, 5.90%, Due 7/01/05                     765,000             789,809

Massachusetts 1.0%
Montachusett, Massachusetts Regional Transit Authority RAN,
3.00%, Due 6/17/05                                                                1,500,000           1,507,605

Michigan 0.4%
Flint, Michigan Hospital Building Authority Revenue Refunding -
Hurley Medical Center Project, 4.80%, Due 7/01/05                                   615,000             618,235

Minnesota 0.6%
Minneapolis and St. Paul, Minnesota Metropolitan Airports
Commission Special Facilities Revenue- Northwest Airlines
Project, 6.50%, Due 4/01/25 (Mandatory Put at $100 on 4/01/05)                    1,000,000             943,130

Missouri 0.2%
Ellisville, Missouri IDA IDR Refunding - Gambrill Gardens
Project, 5.10%, Due 6/01/05                                                         125,000             124,583
I-470 & 350 Transportation Development District Transportation
Revenue, 5.00%, Due 5/01/05                                                         100,000             100,637
                                                                                           ---------------------
                                                                                                        225,220

New Hampshire 0.1%
New Hampshire Higher Educational and Health Facilities Authority
Revenue - New England College Project, 5.375%, Due 3/01/05                          190,000             190,220

New York 0.2%
Nassau County, New York Industrial Development Agency Civic
Facility Revenue - Special Needs Facilities Pooled Program
Project, 5.60%, Due 7/01/05                                                          65,000              65,201
New York, New York Industrial Development Agency Civic Facility
Revenue - Special Needs Facilities Pooled Project, 5.60%, Due
7/01/05                                                                             285,000             285,884
                                                                                           ---------------------
                                                                                                        351,085

Texas 0.2%
Texas Department of Housing and Community Affairs MFHR - Asmara
Affordable Housing Project, 5.55%, Due 1/01/05 (f)                                  255,000             256,571

Wisconsin 0.1%
Wisconsin Health and EFA Revenue - Tomah Memorial Hospital, Inc.
Project, 3.25%, Due 7/01/05                                                         100,000             100,007
                                                                                           ---------------------
Total Municipal Bonds                                                                                 9,705,745

Variable Rate Municipal Bonds 6.2%
Arizona 0.5%
Maricopa County Arizona Pollution Control Corporation PCR
Refunding - Arizona Public Service Company Project, 1.875%, Due
5/01/29 (Mandatory Put at $100 on 3/01/05)                                          750,000             748,650

Iowa 0.5%
Cedar Rapids, Iowa First Mortgage Revenue - Cottage Grove Place
Project, 5.625%, Due 7/01/28 (Mandatory Put at $100 on 7/01/05
Subject to Remarketing) (d)                                                         750,000             725,160

Kansas 1.3%
Burlington, Kansas PCR Refunding - Kansas Gas and Electric
Company Project, 1.388%, Due 6/01/31 (Putable at $100 and Rate
Reset Effective 8/27/04) (e)                                                      1,975,000           1,975,000

Michigan 0.3%
Grand Rapids, Charter Township, Michigan EDC Revenue - Porter
Hills Obligation Group Project, 1.30%, Due 7/01/33 (Putable at
$100 and Rate Reset Effective 8/12/04) (e)                                          450,000             450,000

New Hampshire 0.8%
New Hampshire IDA Revenue - International Paper Project, 3.15%,
Due 10/15/06 (Mandatory Put at $100 on 10/15/04)                                  1,235,000           1,237,593

Ohio 0.7%
Montgomery County, Ohio Health Care Facilities Revenue Refunding
EXTRAS - Friendship Village of Dayton Project, 9.00%, Due 2/01/22
(Putable at $100 on 2/01/05 Subject to Remarketing) (d)                           1,050,000             993,478

Tennessee 0.7%
Nashville and Davidson Counties, Tennessee Metropolitan
Government IDR - Waste Management, Inc. Project, 4.10%, Due
8/01/31 (Mandatory Put at $100 on 8/01/04)                                        1,000,000           1,000,000

Texas 1.4%
Charter Mac Equity Issuer Trust Bonds, 3.25%, Due 3/15/07
(Mandatory Put at $100 on 3/15/05)                                                2,000,000           2,006,980
                                                                                           ---------------------
Total Variable Rate Municipal Bonds                                                                   9,136,861
----------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $18,570,351)                                                      18,842,606
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $150,498,326) 99.5%                                           147,428,555
Other Assets and Liabilities, Net 0.5%                                                                  775,419
----------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                  $148,203,974
================================================================================================================

FUTURES
---------------------------------------------------------------------------------------------------
                                       Expiration Date       Underlying Face       Unrealized
                                                             Amount at Value       Appreciation/
                                                                                  (Depreciation)
---------------------------------------------------------------------------------------------------
Sold:
10 Five-Year U.S. Treasury Notes           9/04              $ (1,095,000)          $ (15,000)

SWAPS
-----------------------------------------------------------------------------
Open Swap contracts at July 31, 2004 consisted of the following:
-----------------------------------------------------------------------------

           Issuer                     Notional         Annual         Credit       Unrealized
                                       Amount          Premium      Protection     Appreciation/
                                                        Paid        Purchased     (Depreciation)
---------------------------------------------------------------------------------------------------
JP Morgan Chase Credit               1,000,000          0.48%       $ 1,000,000      $ 2,417
Protection* (expires 7/14/05)

*Protection against credit rating decline of American Electric Power
Company, Inc.

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) All or a portion of security pledged to cover margin requirements for futures contracts.
(c) All or a portion of security is when-issued.
(d) Illiquid security.
(e) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(f) Escrowed to maturity.
(g) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy, or the fund halted accruing income.
(h) Security whereby interest is being accrued or collected at a reduced rate.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.


ABBREVIATIONS
------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Tax-Free Money Fund
July 31, 2004 (Unaudited)
                                                                         Principal       Yield to     Maturity
                                                                          Amount         Maturity     Date (a)      Amortized Cost
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds 4.3%
Indiana 1.1%
Indiana 2.00% Bond Bank Special Program Revenue (b)                    $  12,440,000      1.34%        1/06/05       $  12,474,281

Texas 2.4%
Texas 2.00% TRAN                                                          26,190,000       1.26        8/31/04          26,206,559

Wisconsin 0.8%
Glendale and River Hills, Wisconsin 1.20% School District TRAN             3,000,000       1.15        8/13/04           3,000,044
Oconomowoc, Wisconsin 1.35% Area School District TRAN                      6,300,000       1.30        9/23/04           6,300,440
                                                                                                              ---------------------
                                                                                                                         9,300,484
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds                                                                                                   47,981,324
-----------------------------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 94.6%
Alabama 3.4%
Alabama HFA MFHR Refunding - Rime Village Hoover Project (b)                 435,000       1.12        8/09/04             435,000
McIntosh, Alabama IDB Environmental Revenue Refunding - CIBC
Specialty                                                                  7,400,000       1.10        8/02/04           7,400,000
Montgomery, Alabama Downtown Redevelopment Authority Revenue -
Southern Poverty Law Project                                              15,000,000       1.22        8/09/04          15,000,000
Montgomery, Alabama Educational Building Authority Facilities
Revenue - Faulkner University Campus Project (b)                           3,000,000       1.31        8/09/04           3,000,000
Parrish, Alabama IDB PCR Refunding - Alabama Power Company
Project (b)                                                                7,980,000       1.10        8/02/04           7,980,000
West Jefferson, Alabama, IDB PCR Refunding - Alabama Power
Company Project                                                            4,600,000       1.10        8/02/04           4,600,000
                                                                                                              ---------------------
                                                                                                                        38,415,000

Alaska 1.9%
Alaska Industrial Development and Export Authority (b):
    Lot 6                                                                  1,895,000       1.53        8/09/04           1,895,000
    Lot 8                                                                     50,000       1.53        8/09/04              50,000
    Lot 11                                                                    55,000       1.53        8/09/04              55,000
Valdez, Alaska Marine Terminal Revenue Refunding - BP
Pipelines, Inc. Project:
   Series A                                                                7,000,000       1.10        8/02/04           7,000,000
   Series B                                                               12,700,000       1.10        8/02/04          12,700,000
                                                                                                              ---------------------
                                                                                                                        21,700,000

Arizona 0.3%
Phoenix, Arizona IDA MFHR (b)                                              3,545,000       1.80        6/15/05           3,545,000

California 5.1%
California Municipal Securities Trust Receipts GO (b)                     13,500,000       1.20        8/02/04          13,500,000
Lancaster, California Redevelopment Agency MFHR (b)                       20,375,000       1.18        8/09/04          20,375,000
San Diego, California Public Facilities Financing Authority
Lease Revenue (b):
   Series B                                                               13,000,000       1.20        8/19/04          13,000,000
   Series C                                                                6,000,000       1.18        8/09/04           6,000,000
Simi Valley, California MFHR (b)                                           4,700,000       1.15        8/02/04           4,700,000
                                                                                                              ---------------------
                                                                                                                        57,575,000

Colorado 2.6%
Aspen Valley Hospital District Revenue (b)                                 4,750,000       1.19        8/09/04           4,750,000
Bachelor Gulch Metropolitan District of Colorado GO (b)                    3,000,000       1.20       12/01/04           3,000,000
Broomfield Village, Colorado Metropolitan District Number 2
Special Obligation Revenue Refunding (b)                                   3,950,000       1.43        8/09/04           3,950,000
Cherry Creek, Colorado South Metropolitan District Number 1
Refunding and Improvement (b)                                              2,549,000       1.40       12/15/04           2,549,000
Colorado Educational and Cultural Facilities Authority
Revenue - Charter School Challenge Project (b)                             3,475,000       1.26        8/09/04           3,475,000
Denver, Colorado International Business Center Metropolitan
District Number 1 Refunding and Improvement (b)                            8,085,000       1.48        8/09/04           8,085,000
Triview, Colorado Metropolitan District Refunding and
Improvement (b)                                                            3,650,000       1.38       11/01/04           3,650,000
                                                                                                              ---------------------
                                                                                                                        29,459,000

Connecticut 0.3%
Northeast Tax-Exempt Bond Grantor Trust Certificates (b)                   3,560,000       1.22        8/09/04           3,560,000

Florida 9.3%
Alachua County, Florida Health Facilities Authority Revenue -
Shands Teaching Hospital Project (b)                                      14,300,000       1.13        8/02/04          14,300,000
Broward County, Florida HFA MFHR (b)                                       9,400,000       1.10        8/09/04           9,400,000
Capital Trust Agency Revenue - Seminole Tribe Resort Project (b)          13,810,000       1.39        8/09/04          13,810,000
Collier County, Florida Health Facilities Authority Revenue -
Cleveland Clinic Health Project (b)                                        1,000,000       1.10        8/02/04           1,000,000
Collier County, Florida IDA Educational Facilities Revenue -
Community School Naples, Inc. Project (b)                                  3,850,000       1.08        8/09/04           3,850,000
Dade County, Florida IDA Exempt Facilities Revenue Refunding -
Florida Power & Light Company Project                                      1,530,000       1.12        8/02/04           1,530,000
Dade County, Florida IDA IDR - Dolphins Stadium Project (b)                1,925,000       1.10        8/09/04           1,925,000
Escambia County, Florida Health Facilities Authority Health
Facility Revenue Refunding (b)                                             9,980,000       1.25        8/02/04           9,980,000
Florida Housing Finance Agency MFHR Refunding - Monterey Lake
Project (b)                                                                  100,000       1.18        8/09/04             100,000
Fort Lauderdale, Florida Revenue - Pine Crest Preparatory School
Project (b)                                                                3,820,000       1.08        8/09/04           3,820,000
Hillsborough County, Florida Aviation Authority Special Purpose
Revenue Refunding - Delta Air Lines Project (b)                            4,350,000       1.10        8/09/04           4,350,000
Ithaka Partners II Trust Certificates (b)                                  1,783,841       1.67        8/09/04           1,783,841
Jackson County, Florida PCR Refunding - Gulf Power Company Project         1,420,000       1.18        8/02/04           1,420,000
Jacksonville, Florida Electric Authority Revenue                           2,700,000       1.10        8/02/04           2,700,000
Jacksonville, Florida Health Facilities Authority Health Facilities
Revenue - Samuel C. Taylor Foundation Project (b)                            150,000       1.13        8/09/04             150,000
Jacksonville, Florida Health Facilities Authority Hospital
Revenue (b)                                                                4,500,000       1.13        8/02/04           4,500,000
Lee County, Florida Capital and Transportation Facilities
Revenue (b)                                                                2,440,000       1.13        8/09/04           2,440,000
Lee County, Florida IDA Health Care Facilities Revenue Refunding
and Improvement - Hope Hospice Project (b)                                 4,800,000       1.13        8/02/04           4,800,000
Marion County, Florida Hospital District Revenue - Health System
Improvement - Munroe Regional Health System Project (b)                    1,000,000       1.11        8/09/04           1,000,000
Nassau County, Florida PCR - Rayonier Project (b)                            435,000       1.10        8/09/04             435,000
Orange County, Florida Health Facilities Authority Revenue (b)             6,475,000       1.08        8/09/04           6,475,000
Orange County, Florida IDA Revenue - Jewish Federation of Greater
Orlando Project (b)                                                        1,200,000       1.08        8/09/04           1,200,000
Palm Beach County, Florida Health Facilities Authority Revenue -
Bethesda Healthcare System Project (b)                                     7,500,000       1.13        8/02/04           7,500,000
Saint Lucie County, Florida PCR                                            2,800,000       1.12        8/02/04           2,800,000
Sarasota County, Florida Utility Systems Revenue (b)                       1,655,000       1.12        8/09/04           1,655,000
Tampa, Florida Revenue - Tampa Prep School Project (b)                     1,050,000       1.08        8/09/04           1,050,000
                                                                                                              ---------------------
                                                                                                                       103,973,841

Georgia 3.8%
Burke County, Georgia Development Authority PCR - Georgia Power
Company Plant Vogtle Project                                               2,500,000       1.13        8/02/04           2,500,000
Gainesville and Hall Counties, Georgia Development Authority
Revenue - Senior Living Facility-Lanier Village Project (b):
   Series A                                                                4,000,000       1.20        8/02/04           4,000,000
   Series B                                                               20,750,000       1.30        8/02/04          20,750,000
Macon-Bibb County, Georgia Hospital Authority Revenue Anticipation
Certificates (b)                                                           2,500,000       1.13        8/02/04           2,500,000
Monroe County, Georgia Development Authority PCR - Oglethorpe Power
Corporation Project (b)                                                    1,640,000       1.13        8/02/04           1,640,000
Rockdale County, Georgia Development Authority Multi-Family
Revenue (b)                                                                8,135,000       1.00        8/09/04           8,135,000
Rome-Floyd County, Georgia Development Authority IDR Refunding -
Kroger Company Project (b)                                                 3,500,000       1.18        8/09/04           3,500,000
                                                                                                              ---------------------
                                                                                                                        43,025,000

Idaho 0.8%
Boise, Idaho Housing Authority MFHR Refunding - Civic Plaza Housing
Project (b)                                                                2,500,000       1.18        8/09/04           2,500,000
Power County, Idaho PCR - FMC Corporation Project (b)                      6,865,000       1.10        8/02/04           6,865,000
                                                                                                              ---------------------
                                                                                                                         9,365,000

Illinois 8.8%
Centerpoint Intermodal Center Program Trust (b)                           19,975,000       1.19        8/09/04          19,975,000
East Peoria, Illinois CDR Refunding - Kroger Company Project (b)           3,125,000       1.18        8/09/04           3,125,000
Illinois Health Facilities Authority Revenue - Resurrection Health
Project (b)                                                                3,220,000       1.11        8/02/04           3,220,000
Lakemoor, Illinois MFHR (b):
    Series A                                                              34,490,000       1.24        8/09/04          34,490,000
    Series B                                                              37,335,486       1.39        8/09/04          37,335,486
                                                                                                              ---------------------
                                                                                                                        98,145,486

Indiana 0.8%
Indianapolis, Indiana Airport Facility Revenue (b):
    Series C                                                               1,770,000       1.39        8/09/04           1,770,000
    Series F                                                               7,000,000       1.39        8/09/04           7,000,000
                                                                                                              ---------------------
                                                                                                                         8,770,000

Iowa 0.2%
Sheldon, Iowa Revenue - Sioux Valley Hospital and Health Project           2,620,000       1.40        8/09/04           2,620,000

Kansas 0.7%
Burlington, Kansas Environmental Improvement Revenue Refunding -
Kansas City Power & Light Company Project                                  7,500,000       2.25        9/01/04           7,500,000

Kentucky 2.8%
Kentucky EDFA Revenue - Pooled Hospital Loan Program Project (b)          31,185,000       1.40        8/09/04          31,185,000

Louisiana 1.3%
Louisiana Public Facilities Authority Revenue (b)                          4,115,000       1.17        8/09/04           4,115,000
New Orleans, Louisiana Sales Tax Increment Revenue (b)                     9,975,000       1.19        8/09/04           9,975,000
                                                                                                              ---------------------
                                                                                                                        14,090,000

Massachusetts 2.9%
Massachusetts Bay, Massachusetts Transit Authority Revenue                11,000,000       1.15        8/02/04          11,000,000
Massachusetts Health and EFA Revenue - Capital Asset Program
Project (b)                                                                9,500,000       1.07        8/09/04           9,500,000
Massachusetts Industrial Finance Agency IDR - Portland Causeway
Project (b)                                                                2,600,000       1.20        8/09/04           2,600,000
Massachusetts Industrial Finance Agency Industrial Revenue - New
England Milling Company Project (b)                                        9,400,000       1.36        8/02/04           9,400,000
                                                                                                              ---------------------
                                                                                                                        32,500,000

Michigan 0.5%
Birmingham, Michigan EDC Revenue - Brown Street Project (b)                  805,000       1.31        8/09/04             805,000
Greater Detroit Resources Recovery Authority Revenue (b)                   4,620,000       1.12        8/09/04           4,620,000
                                                                                                              ---------------------
                                                                                                                         5,425,000

Minnesota 1.6%
Burnsville, Minnesota Housing Revenue - Provence LLC Project (b)          14,818,000       1.34        8/09/04          14,818,000
Canby, Minnesota Community Hospital District Number 1 Revenue -
Sioux Valley Hospitals & Health Project                                    3,150,000       1.40        8/09/04           3,150,000
Red Wing, Minnesota Housing and Redevelopment Authority Revenue -
YMCA Red Wing Project (b)                                                    100,000       1.28        8/09/04             100,000
                                                                                                              ---------------------
                                                                                                                        18,068,000

Mississippi 0.6%
Jackson County, Mississippi Port Facility Revenue Refunding -
Chevron USA, Inc. Project                                                  3,700,000       1.10        8/02/04           3,700,000
Panola County, Mississippi IDR Refunding - Kroger Company
Project (b)                                                                3,250,000       1.18        8/09/04           3,250,000
                                                                                                              ---------------------
                                                                                                                         6,950,000

Missouri 0.8%
Lees Summit, Missouri MFHR (b)                                             9,000,000       1.39        8/09/04           9,000,000

Nebraska 0.8%
Buffalo County, Nebraska IDR - Agrex, Inc. Project (b)                     3,510,000       1.22        8/09/04           3,510,000
Nuckolls County, Nebraska IDR - Agrex, Inc. Project (b)                    5,100,000       1.22        8/09/04           5,100,000
                                                                                                              ---------------------
                                                                                                                         8,610,000

New Mexico 0.4%
Hurley, New Mexico PCR - Kennecott Sante Fe Corporation Project            4,350,000       1.11        8/02/04           4,350,000

New York 1.4%
Monroe County, New York Industrial Development Agency Revenue -
Electronic Navigation Industries Project                                   4,950,000       1.80        7/01/05           4,950,000
Ontario County, New York Industrial Development Agency IDR
Refunding - Seneca Foods Corporation Project (b)                           5,185,000       1.31        8/09/04           5,185,000
Wayne County, New York IDA IDR - Seneca Foods Corporation
Project (b)                                                                5,060,000       1.31        8/09/04           5,060,000
                                                                                                              ---------------------
                                                                                                                        15,195,000

Ohio 6.1%
Franklin County, Ohio Hospital Revenue (b)                                20,000,000       1.14        8/09/04          20,000,000
Hamilton County, Ohio Health Care Facilities Revenue - MLB Hilltop
Health Facilities Project (b)                                              6,855,000       1.36        8/09/04           6,855,000
Hamilton County, Ohio Hospital Facilities Revenue (b)                     11,330,000       1.18        8/09/04          11,330,000
Lawrence County, Ohio IDR Refunding - Kroger Company Project (b)           3,500,000       1.18        8/09/04           3,500,000
Montgomery County, Ohio IDR Refunding - Kroger Company Project (b)         4,700,000       1.18        8/09/04           4,700,000
Ohio Air Quality Development Authority Revenue Refunding -
Cincinnati Gas and Electric Project                                        8,000,000       1.09        8/09/04           8,000,000
Trumbull County, Ohio Health Care Facility Revenue Refunding -
Shepherd of the Valley Lutheran Project (b)                               13,645,000       1.15        8/02/04          13,645,000
                                                                                                              ---------------------
                                                                                                                        68,030,000

Oklahoma 5.4%
Oklahoma HDA MFHR (b):
    Series A                                                              25,000,000       1.28        8/09/04          25,000,000
    Series B                                                              15,000,000       1.28        8/09/04          15,000,000
Tulsa, Oklahoma Industrial Authority Revenue - Tulsa County Housing
Fund, Inc. Project (b):
    Series 2000                                                            8,300,000       1.18        8/09/04           8,300,000
    Series 2002                                                           11,700,000       1.18        8/09/04          11,700,000
                                                                                                              ---------------------
                                                                                                                        60,000,000

Pennsylvania 2.7%
Allegheny County, Pennsylvania IDA Health and Housing Facilities
Revenue Refunding - Longwood Project (b):
    Series A                                                               1,940,000       1.15        8/02/04           1,940,000
    Series B                                                               1,470,000       1.15        8/02/04           1,470,000
Butler County, Pennsylvania IDA Revenue - Concordia Lutheran
Project (b):
    Series A-00                                                            3,750,000       1.10        8/09/04           3,750,000
    Series A-04                                                           10,500,000       2.50        4/01/05          10,565,824
    Series B                                                               4,000,000       1.10        8/09/04           4,000,000
College Township, Pennsylvania IDA IDR - Presbyterian Homes
Project (b)                                                                  420,000       1.75       12/01/04             420,000
North Pennsylvania Health, Hospital and Education Authority
Hospital Revenue - Maple Village Project (b)                               7,515,000       1.25        8/09/04           7,515,000
                                                                                                              ---------------------
                                                                                                                        29,660,824

Puerto Rico 1.1%
Puerto Rico Commonwealth GO (b)                                           11,620,000       1.09        8/09/04          11,620,000
Puerto Rico Industrial Tourist Educational, Medical and Environmental
Control Facilities Financing Authority Hospital Revenue                    1,025,000       1.08        8/09/04           1,025,000
                                                                                                              ---------------------
                                                                                                                        12,645,000

South Carolina 0.1%
South Carolina Housing, Finance and Development Authority MFHR (b)         1,120,000       1.18        8/09/04           1,120,000

South Dakota 1.8%
South Dakota Health and EFA Revenue - Sioux Valley Hospitals and
Health Project:
    Series 1997                                                           11,875,000       1.40        8/09/04          11,875,000
    Series 2000                                                            4,590,000       1.40        8/09/04           4,590,000
    Series 2001                                                            3,975,000       1.40        8/09/04           3,975,000
                                                                                                              ---------------------
                                                                                                                        20,440,000

Tennessee 2.1%
Jackson, Tennessee Health, Educational and Housing Facility Board
Revenue (b):
    Union University Project                                               3,300,000       1.23        8/09/04           3,300,000
    University School of Jackson Project, Series 2001                      5,700,000       1.23        8/09/04           5,700,000
    University School of Jackson Project, Series 2003                      5,315,000       1.23        8/09/04           5,315,000
Knox County, Tennessee Health, Educational and Housing Facilities
Board Revenue - Holston Long Term Care Project (b)                         3,200,000       1.25        8/09/04           3,200,000
Nashville and Davidson Counties, Tennessee Metropolitan Government
IDB Revenue (b):
    American Cancer Society Project                                        2,500,000       1.23        8/09/04           2,500,000
    Second Harvest Food Bank Project                                       3,405,000       1.23        8/09/04           3,405,000
                                                                                                              ---------------------
                                                                                                                        23,420,000

Texas 5.8%
Harris County, Texas Health Facilities Development Corporation
Revenue:
   Series 6 (b)                                                           14,655,000       1.39        8/09/04          14,655,000
   Series PA 549 (b)                                                       8,995,000       1.25        8/09/04           8,995,000
   Methodist Hospital                                                     25,700,000       1.10        8/02/04          25,700,000
Matagorda County, Texas Hospital District Revenue (b)                      4,100,000       1.43        8/09/04           4,100,000
North Central Texas Health Facility Development Corporation
Revenue (b)                                                                6,010,000       1.25        8/09/04           6,010,000
Port of Port Arthur, Texas Navigational District PCR Refunding -
Texaco, Inc. Project                                                       5,500,000       1.10        8/02/04           5,500,000
                                                                                                              ---------------------
                                                                                                                        64,960,000

Utah 1.8%
Emery County, Utah PCR Refunding - PacifiCorp Projects (b)                 2,200,000       1.10        8/02/04           2,200,000
Salt Lake County, Utah PCR Refunding - Service Station Holdings,
Inc. Project                                                               9,535,000       1.10        8/02/04           9,535,000
West Valley, Utah IDR - Johnson Matthey, Inc. Project (b)                  8,550,000       1.13        8/02/04           8,550,000
                                                                                                              ---------------------
                                                                                                                        20,285,000

Virginia 1.4%
Alexandria, Virginia Redevelopment and Housing Authority MFHR (b)         15,320,000       1.25       10/07/04          15,320,000
Virginia Small Business Financing Authority Revenue Refunding -
Virginia Foods Project (b)                                                   150,000       1.29        8/09/04             150,000
                                                                                                              ---------------------
                                                                                                                        15,470,000

Washington 2.4%
Washington Health Care Facilities Authority Revenue (b)                   26,910,000       1.19        8/09/04          26,910,000

West Virginia 1.3%
Harrison County, West Virginia Board of Education MERLOT (b)              11,215,000       1.33        8/09/04          11,215,000
Monongalia County, West Virginia Board of Education Revenue -
MERLOT (b)                                                                 3,850,000       1.33        8/09/04           3,850,000
                                                                                                              ---------------------
                                                                                                                        15,065,000

Wisconsin 0.9%
Badger Tobacco Asset Securitization Corporation Wisconsin Tobacco
Settlement Revenue (b)                                                     6,580,000       1.23        8/09/04           6,580,000
Milwaukee, Wisconsin Redevelopment Authority Revenue - School
Engineering Project (b)                                                    3,915,000       1.17        8/09/04           3,915,000
                                                                                                              ---------------------
                                                                                                                        10,495,000

Wyoming 2.6%
Campbell County, Wyoming IDR - Powder Basin Properties Project (b)         4,700,000       1.28        8/09/04           4,700,000
Sweetwater County, Wyoming PCR Refunding - Idaho Power Company
Project                                                                   23,900,000       1.15        8/02/04          23,900,000
                                                                                                              ---------------------
                                                                                                                        28,600,000

Multiple States 8.0%
Clipper Brigantine Tax-Exempt Certificates Trust (b)                      10,410,000       1.44        8/09/04          10,410,000
Clipper Tax-Exempt Trust COP (b):
    Series 1998-2                                                         23,080,000       1.21        8/09/04          23,080,000
    Series 2003-5                                                         16,200,000       1.21        8/09/04          16,200,000
MBIA Capital Corporation Tax-Exempt Grantor Trust (b)                      5,215,000       1.18        8/09/04           5,215,000
Pitney Bowes Credit Corporation Leasetops Trusts Certificates (b):
    Series 1999-2                                                          7,525,932       1.33        8/09/04           7,525,932
    Series 2002-1                                                          5,359,962       1.33        8/09/04           5,359,962
Putable Floating Option Tax-Exempt Receipts (b):
     Series PPT 13                                                         5,485,000       1.23        8/09/04           5,485,000
     Series PPT 1001                                                      16,300,000       1.22        8/02/04          16,300,000
                                                                                                              ---------------------
                                                                                                                        89,575,894
-----------------------------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds                                                                                  1,059,703,045
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 98.9%                                                                                1,107,684,369
Other Assets and Liabilities, Net 1.1%                                                                                  12,240,444
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                                  $ 1,119,924,813
===================================================================================================================================

LEGEND
------------------------------------------------------------------------------
(a) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.
(b) Security backed by credit enhancement in the form of a letter of credit and/or insurance.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Ultra Short-Term Municipal Income Fund
July 31, 2004 (Unaudited)                                                          Shares or
                                                                                   Principal
                                                                                     Amount               Value
--------------------------------------------------------------------------------------------------------------------
Municipal Bonds 25.2%
Alabama 0.2%
Alabama 21st Century Authority Tobacco Settlement Revenue:
    5.125%, Due 12/01/05                                                           $    225,000         $   231,188
    5.25%, Due 12/01/06                                                               1,000,000           1,031,250
Shelby County, Alabama Board of Education COP, 2.40%, Due 5/15/06                     1,730,000           1,717,025
                                                                                               ---------------------
                                                                                                          2,979,463

Alaska 0.1%
Alaska Industrial Development and Export Authority Revenue - Providence
Health System Project, 4.00%, Due 10/01/05                                            1,645,000           1,688,181

Arizona 0.1%
Pascua Yaqui Tribe Government Facilities Revenue, 5.20%, Due 1/01/06 (h)              1,250,000           1,298,438

Arkansas 0.6%
Fayetteville, Arkansas Sales and Use Tax Capital Improvement Revenue,
3.20%, Due 6/01/07                                                                      805,000             810,232
Little Rock, Arkansas Airport Revenue Refunding, 3.50%, Due 11/01/08 (h)              2,605,000           2,670,125
Little Rock, Arkansas Collateralized IDR - Lexicon, Inc. Project, 6.48%,
Due 7/01/06 (g)                                                                       1,695,000           1,709,560
Northwest Arkansas Regional Airport Authority Airport Revenue Refunding,
4.00% Due 2/01/06 (h)                                                                   360,000             365,850
Washington County, Arkansas Sales & Use Tax Capital Improvemnet Revenue,
3.25%, Due 6/01/07 (h)                                                                2,395,000           2,400,461
                                                                                               ---------------------
                                                                                                          7,956,228

California 3.9%
Bay Area Government Association, California Bay Area Rapid Transit
Revenue, 4.875%, Due 6/15/09 (h)                                                      2,505,000           2,513,267
California Housing Finance Agency Home Mortgage Revenue, 4.70%, Due
8/01/16 (h)                                                                           1,575,000           1,602,594
California Public Works Board Lease Revenue Refunding - California State
University Project, 5.25%, Due 10/01/06                                               1,000,000           1,065,000
Golden State Tobacco Securitization Corporation Asset-Backed Tobacco
Settlement Revenue:
    5.125%, Due 6/01/14                                                               1,410,000           1,411,551
    5.25%, Due 6/01/15                                                               12,455,000          12,588,518
    5.25%, Due 6/01/16                                                                9,320,000           9,413,852
Pasadena, California Revenue - Huntington Memorial Hospital Project,
4.25%, Due 12/19/06                                                                   2,117,376           2,143,843
Santa Rosa, California Rancheria Tachi Yokut Tribe Enterprise Revenue,
5.00%, Due 3/01/06                                                                    2,720,000           2,747,200
Tobacco Securitization Authority of Southern California Tobacco
Settlement Revenue:
    5.00%, Due 6/01/07                                                                1,590,000           1,619,812
    5.25%, Due 6/01/27                                                               14,490,000          13,765,500
                                                                                               ---------------------
                                                                                                         48,871,137

Colorado 0.8%
Arapahoe County, Colorado SFMR - IDK Partners I Trust Pass-Thru
Certificates, 5.25%, Due 11/01/19 (h)                                                   302,812             302,957
Colorado Health Facilities Authority Revenue - Evangelical Lutheran
Project:
    3.05%, Due 10/01/05                                                               1,000,000           1,012,500
    6.00%, Due 12/01/06                                                               2,000,000           2,077,500
Colorado Housing and Finance Authority Revenue, 6.60%, Due 5/01/28 (h)                2,985,000           3,104,400
Denver, Colorado City and County Airport Revenue Refunding, 5.25%, Due
11/15/06 (h)                                                                          1,750,000           1,861,563
El Paso County, Colorado School District Number 20 GO (h):
    7.15%, Due 12/15/05                                                                 575,000             617,406
    7.15%, Due 12/15/05 (i)                                                             625,000             653,750
Garfield County, Colorado Hospital Revenue - Valley View Hospital
Association Project, 3.00%, Due 5/15/06 (h)                                             725,000             731,344
                                                                                               ---------------------
                                                                                                         10,361,420

Florida 0.2%
Miami Beach, Florida Health Facilities Authority Hospital Revenue
Refunding - Mount Sinai Medical Center Project, 5.50%, Due 11/15/05                   2,030,000           2,027,462

Georgia 0.7%
Bibb County, Georgia GO, 5.25%, Due 8/01/27                                           8,370,000           8,370,000

Hawaii 0.1%
Hawaii Department of Budget and Finance Special Purpose Revenue -
Kapiolani Health Care System Project, 6.30%, Due 7/01/08                              1,645,000           1,666,072

Idaho 0.2%
Idaho Health Facilities Authority Revenue Refunding - Magic Valley
Regional Medical Center Project:
    4.00%, Due 12/01/05                                                               1,000,000           1,017,500
    4.125%, Due 12/01/06                                                              1,055,000           1,078,738
                                                                                               ---------------------
                                                                                                          2,096,238

Illinois 0.6%
Chicago, Illinois O'Hare International Airport Revenue Refunding, 4.90%,
Due 1/01/06 (h)                                                                         645,000             659,222
Chicago, Illinois Tax Increment - Near South Redevelopment Project,
5.00%, Due 11/15/06 (h)                                                               2,000,000           2,090,000
Chicago Ridge, Illinois Tax Increment - Chatham Ridge Redevelopment
Project, 4.05%, Due 12/15/05                                                            380,000             380,475
Coles and Clark Counties, Illinois Lake Land Community College District
Number 517 GO:
    3.55%, Due 12/01/05                                                               1,400,000           1,426,250
    3.55%, Due 12/01/06                                                                 300,000             306,750
Hoffman Estates, Illinois Tax Increment Capital Appreciation Revenue,
Zero %, Due 5/15/05                                                                   2,600,000           2,542,618
Northern Cook County, Illinois Solid Waste Agency Contract Revenue,
5.15%, Due 5/01/06 (h) (i)                                                              545,000             570,092
                                                                                               ---------------------
                                                                                                          7,975,407

Kansas 0.3%
Kansas City, Kansas Private Activity Revenue Refunding - Temple-Inland
Corporation Project, 4.85%, Due 11/01/09                                              4,000,000           4,160,000

Louisiana 0.3%
Calcasieu Parish, Louisiana IDB PCR Refunding - Gulf States Utilities
Company Project, 6.75%, Due 10/01/12                                                  4,000,000           4,018,720

Massachusetts 0.7%
Massachusetts Health and EFA Revenue - Berkshire Health System Project,
4.50%, Due 10/01/05                                                                     855,000             873,169
Massachusetts Health and EFA Revenue - Caritas Christi Obligated Group
Project:
    5.25%, Due 7/01/06                                                                3,650,000           3,791,437
    5.25%, Due 7/01/07                                                                2,450,000           2,575,563
    5.875%, Due 7/01/08                                                               1,240,000           1,334,550
Massachusetts Industrial Finance Agency Resources Recovery Revenue
Refunding - Ogden Haverhill Project, 4.95%, Due 12/01/06                                500,000             500,000
                                                                                               ---------------------
                                                                                                          9,074,719

Michigan 0.8%
Suburban Mobility Authority Regional Transportation COP, 4.90%, Due
8/15/07                                                                               9,982,523          10,157,217

Mississippi 0.4%
Adams County, Mississippi PCR - International Paper Company Project,
5.625%, Due 11/15/06                                                                  2,350,000           2,381,960
Biloxi, Mississippi Housing Authority MFHR - Bayview Place Estates
Project, 4.50%, Due 9/01/05 (b)                                                       2,000,000           2,036,360
                                                                                               ---------------------
                                                                                                          4,418,320

Missouri 1.8%
Hazelwood, Missouri IDA Tax Increment Revenue Refunding - Missouri
Bottom Road Development Project:
    3.00%, Due 8/01/13                                                                7,500,000           7,473,675
    3.875%, Due 8/01/18                                                               5,200,000           5,135,000
Missouri Health and EFA Lease Revenue - SSM Health Care Corporation
Project, 3.09%, Due 7/15/08                                                           7,916,277           7,975,649
Missouri Higher Education Loan Authority Student Loan Revenue, 6.50%,
Due 2/15/06                                                                           1,425,000           1,430,344
St. Charles, Missouri School District GO Refunding, Zero %, Due 3/01/06                 850,000             820,250
                                                                                               ---------------------
                                                                                                         22,834,918

Nebraska 1.0%
Energy America Nebraska Natural Gas Revenue - Nebraska Public Gas Agency
Project, 5.10%, Due 10/15/05 (g)                                                      1,817,446           1,824,261
Nebraska Public Power District Capital Appreciation Revenue, Zero %, Due
1/01/07 (h)                                                                           9,125,000           8,566,094
Omaha Tribe of Nebraska Public Improvements Authority GO, 7.50%, Due
6/01/09 (g)                                                                           1,640,000           1,647,544
                                                                                               ---------------------
                                                                                                         12,037,899

New Hampshire 0.4%
New Hampshire Health and EFA Revenue - Elliot Hospital Project, 4.25%,
Due 10/01/08                                                                          5,000,000           5,125,000

New Jersey 0.1%
Tobacco Settlement Financing Corporation Revenue, 4.375%, Due 6/01/19                 1,655,000           1,578,456

New Mexico 0.4%
Alamogordo, New Mexico Revenue - Gerald Champion Memorial Hospital
Project, 5.00%, Due 1/01/08                                                           3,970,000           4,158,575
New Mexico Hospital Equipment Loan Council Hospital Revenue - St.
Vincent's Hospital Project, 2.30%, Due 7/01/06 (h)                                    1,230,000           1,223,850
                                                                                               ---------------------
                                                                                                          5,382,425

New York 4.6%
Bethlehem, New York GO Refunding - Water System Project, 5.00%, 3/01/06
(d) (h)                                                                                 430,000             438,600
Long Island Power Authority Electric System Revenue, 5.00%, Due 12/01/05              5,180,000           5,374,250
Monroe Newpower Corporation Power Facilities Revenue, 3.30%, Due 1/01/09              2,285,000           2,293,569
New York Convention Center Operating Corporation COP - Yale Building
Acquisition Project:
    Zero %, Due 6/01/08                                                               8,750,000           7,360,937
    5.25%, Due 6/01/08                                                                1,000,000           1,031,250
New York, New York Industrial Development Agency Civic Facility Revenue:
    Polytechnic University Project, 5.125%, Due 11/01/06                              1,000,000             977,500
    USTA National Tennis Center Project, 6.25%, Due 11/15/06 (h)                      1,750,000           1,808,800
Tobacco Settlement Financing Corporation Revenue:
    5.00%, Due 6/01/09                                                                7,530,000           7,555,979
    5.00%, Due 6/01/10                                                               26,745,000          27,348,635
    5.25%, Due 6/01/12                                                                4,000,000           4,160,000
                                                                                               ---------------------
                                                                                                         58,349,520

North Dakota 0.1%
North Dakota Housing Finance Agency Revenue - Housing Finance Project,
4.60%, Due 1/01/23                                                                      805,000             812,076

Ohio 0.7%
Gateway EDC of Greater Cleveland, Ohio Excise Tax Revenue Refunding,
2.75%, Due 9/01/05 (g)                                                                7,590,000           7,558,577
Lakewood, Ohio Hospital Improvement Revenue - Lakewood Hospital
Association Project, 5.00%, Due 2/15/06                                                 825,000             852,844
Ohio Department of Transportation COP - Rickenbacker Port Project,
6.125%, Due 4/15/15 (h)                                                                 150,000             150,408
                                                                                               ---------------------
                                                                                                          8,561,829

Oklahoma 0.2%
Ellis County, Oklahoma Industrial Authority IDR - W B Johnston Grain
Shattuck Project:
    5.00%, Due 8/01/08                                                                1,000,000           1,010,000
    7.00%, Due 8/01/13                                                                1,445,000           1,519,056
                                                                                               ---------------------
                                                                                                          2,529,056

Oregon 0.3%
Oregon Health Housing Educational and Cultural Facilities Authority
Revenue - Lewis and Clark College Project, 6.00%, Due 10/01/13 (h)                      965,000             990,920
Western Lane Hospital District Oregon Hospital Facility Authority
Revenue Refunding, 5.625%, Due 8/01/07 (h)                                            2,460,000           2,518,425
                                                                                               ---------------------
                                                                                                          3,509,345

Pennsylvania 0.5%
Berks County, Pennsylvania Municipal Authority College Revenue -
Albright College Project, 2.75%, Due 10/01/05                                         1,110,000           1,111,387
Lancaster County, Pennsylvania GO, 4.50%, Due 11/01/05 (d) (h)                        1,155,000           1,191,094
Lebanon County, Pennsylvania Health Facilities Authority Hospital
Revenue - Good Samaritan Hospital Project, 3.50%, Due 11/15/07                          535,000             541,688
Pittsburgh, Pennsylvania Urban Redevelopment Authority Mortgage Revenue,
5.15%, Due 4/01/21 (h)                                                                  350,000             351,106
Sayre, Pennsylvania Health Care Facilities Authority Revenue - Guthrie
Healthcare System Project:
    5.50%, Due 12/01/05                                                               1,000,000           1,042,500
    5.50%, Due 12/01/06                                                               1,500,000           1,590,000
                                                                                               ---------------------
                                                                                                          5,827,775

South Carolina 0.7%
Charleston County, South Carolina Hospital Facilities Revenue - Medical
Society Health Project, 5.50%, Due 10/01/05 (h) (i)                                   5,435,000           5,552,994
Oconee County, South Carolina PCR - Engelhard Corporation Project,
5.375%, Due 5/01/06                                                                   1,500,000           1,563,750
York County, South Carolina PCR - Bowater, Inc. Project, 7.625%, Due
3/01/06                                                                               1,000,000           1,041,250
                                                                                               ---------------------
                                                                                                          8,157,994

South Dakota 0.1%
South Dakota EDFA EDR - Angus Project:
    3.25%, Due 4/01/06                                                                  235,000             237,350
    3.75%, Due 4/01/07                                                                  245,000             249,900
                                                                                               ---------------------
                                                                                                            487,250

Tennessee 0.9%
Jackson, Tennessee Hospital Revenue Refunding & Improvement, 5.30%, Due
4/01/06                                                                               1,000,000           1,037,000
Tennergy Corporation Gas Revenue, 5.00%, Due 6/01/06 (h)                             10,000,000          10,475,000
                                                                                               ---------------------
                                                                                                         11,512,000

Texas 0.1%
Amarillo, Texas Health Facilities Corporation Hospital Revenue - Baptist
St. Anthony's Hospital Corporation Project, 5.50%, Due 1/01/06 (h)                    1,525,000           1,597,437
Texas Department of Housing and Community Affairs SFMR, 5.25%, Due
9/01/14 (h)                                                                              15,000              14,986
                                                                                               ---------------------
                                                                                                          1,612,423

Utah 0.7%
Eagle Mountain, Utah Special Improvement District Number 98-3 Special
Assessment, 5.50%, Due 12/15/08                                                       2,467,000           2,493,841
Ogden Neighborhood Development Agency Tax Increment Capital Appreciation
Revenue (h):
    Washington Boulevard Project, Zero %, Due 12/30/05                                  815,000             791,569
    25th Street Project, Zero %, Due 12/30/05                                         4,265,000           4,142,381
Salt Lake City Granite School District, Utah GO, 4.60%, Due 8/15/05 (g)                 378,487             378,487
Utah Finance Agency SFMR, 6.00%, Due 1/01/31                                          1,020,000           1,031,475
                                                                                               ---------------------
                                                                                                          8,837,753

Vermont 0.0%
Vermont Housing Finance Agency SFHR, 4.00%, Due 5/01/06 (h)                             375,000             380,156

Virgin Islands 0.1%
Virgin Islands Public Finance Authority Revenue, 6.00%, Due 10/01/05                  1,140,000           1,174,200

Virginia 2.1%
Lunenburg County, Virginia GO, 3.50%, Due 2/01/06                                     4,000,000           4,010,000
Pittsylvania County, Virginia IDA Exempt Facility Revenue - Multitrade
of Pittsylvania Project:
    7.45%, Due 1/01/09                                                                4,500,000           4,665,150
    7.50%, Due 1/01/14                                                                7,700,000           7,980,280
Southwest Virginia Regional Jail Authority Revenue, 3.00%, Due 9/01/06
(h)                                                                                   9,400,000           9,491,368
                                                                                               ---------------------
                                                                                                         26,146,798

Washington 0.1%
Washington Public Power Supply System Nuclear Project Number 3 Revenue
Refunding, Zero %, Due 7/01/06 (h)                                                      750,000             718,125

Wisconsin 0.3%
Badger Tobacco Asset Securitization Corporation Revenue, 5.50%, Due
6/01/06                                                                                 680,000             694,450
Wisconsin Health and EFA Revenue:
    Froedtert and Community Health Obligated Group Project, 5.125%, Due
10/01/06                                                                              1,300,000           1,366,625
    Meriter Hospital, Inc. Project, 6.00%, Due 12/01/06                               1,155,000           1,187,178
                                                                                               ---------------------
                                                                                                          3,248,253
--------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $315,733,946)                                                               315,942,273
--------------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 13.9%
Alabama 1.5%
Birmingham, Alabama Baptist Medical Center Special Care Facilities
Financing Authority Revenue - Baptist Health System Project, 4.35%, Due
11/15/16 (Putable at $100 and Rate Reset Effective 7/01/06)                          18,710,000          18,686,613

Arizona 0.2%
Maricopa County, Arizona Pollution Control Corporation PCR Refunding -
El Paso Electric Company Project, 6.25%, Due 5/01/37 (Putable at $100 on
8/01/05)                                                                              2,000,000           2,065,220

Arkansas 0.2%
Arkansas DFA Facilities Revenue - Waste Management Project, 2.85%, Due
8/01/21 (Mandatory Put at $100 on 8/01/05) (d)                                        2,500,000           2,500,000
Pope County, Arkansas Revenue Refunding - Entergy Arkansas, Inc.
Project, 5.05%, Due 9/01/28 (Mandatory Put at $100 on 9/01/05)                          525,000             531,841
                                                                                               ---------------------
                                                                                                          3,031,841

California 1.0%
California Statewide Communities Development Authority Revenue - Kaiser
Permanente Project, 2.30%, Due 4/01/33 (Mandatory Put at $100 on 5/01/07)            12,500,000          12,312,500

Colorado 0.3%
Adams County, Colorado MFHR Refunding - Brittany Station Project, 5.40%,
Due 9/01/25 (Mandatory Put at $100 on 9/01/05) (b) (h)                                3,300,000           3,408,009

Illinois 1.5%
Eureka, Illinois Educational Facilities Revenue - Eureka College
Project, 7.00%, Due 1/01/19 (Mandatory Put at $100 on 1/01/07)                        3,330,000           3,313,350
Illinois Finance Authority Solid Waste Revenue - Republic Services, Inc.
Project, 3.65%, Due 5/01/29 (Mandatory Put at $100 on 5/01/07)                        3,000,000           3,003,750
Illinois Health Facilities Authority Revenue - Hospital Sisters
Services, Inc. Project, 4.00%, Due 12/01/22 (Putable at $100 and Rate
Reset Effective 12/01/06) (h)                                                        12,000,000          12,390,000
                                                                                               ---------------------
                                                                                                         18,707,100

Kansas 0.2%
Olathe, Kansas Health Facilities Revenue - Olathe Medical Center
Project, 2.00%, Due 9/01/22 (Mandatory Put at $100 on 9/01/05) (h)                    3,000,000           3,006,030

Kentucky 0.0%
Covington, Kentucky IBR Refunding and Improvement - Allen and Allen
Project, 4.25%, Due 9/01/16 (Putable at $100 on 9/01/06) (h)                            145,000             148,262

Louisiana 3.1%
Louisiana Public Facilities Authority MFHR Refunding - Whitten Foundation
Project (Putable at $100 on 6/01/07 Subject to Remarketing) (g):
    2.35%, Due 8/01/32                                                               35,000,000          35,000,000
    3.00%, Due 8/01/32                                                               19,165,000           4,216,300
                                                                                               ---------------------
                                                                                                         39,216,300

Massachusetts 0.3%
Boston, Massachusetts IDFA Revenue - Pilot Seafood Project, 5.875%, Due
4/01/30 (Mandatory Put at $100 on 4/01/07) (h)                                        3,840,000           3,955,200

Michigan 0.1%
Michigan Hospital Finance Authority Revenue - Ascension Health Credit
Project, 5.20%, Due 11/15/33 (Mandatory Put at $100 on 11/15/05)                      1,725,000           1,791,844

New Mexico 0.9%
Farmington, New Mexico PCR Refunding - Public Service Company San Juan Project,
2.10%, Due 4/01/33 (Mandatory Put at $100 on 4/01/06):
    Series A                                                                          1,500,000           1,479,375
    Series B                                                                         10,000,000           9,862,500
                                                                                               ---------------------
                                                                                                         11,341,875

New York 1.8%
New York Urban Development Corporation Correctional and Youth Facilities Service
Revenue (Mandatory Put at $100 on 1/01/09):
    5.00%, Due 1/01/27                                                               19,425,000          20,711,906
    5.25%, Due 1/01/21                                                                1,500,000           1,614,375
                                                                                               ---------------------
                                                                                                         22,326,281

Ohio 0.5%
Ohio Air Quality Development Authority PCR Refunding - Toledo Edison
Company Project, 3.10%, Due 9/01/33 (Mandatory Put at $100 on 9/01/05)                2,850,000           2,850,256
Ohio Water Development Authority Facilities PCR Refunding - Ohio Edison
Company Project, 3.35%, Due 6/01/33 (Mandatory Put at $100 on 12/01/05)               3,050,000           3,057,625
                                                                                               ---------------------
                                                                                                          5,907,881

Texas 1.0%
Brazos River Authority Collateralized PCR Refunding - Texas Utilities
Electric Company Project, 5.05%, Due 6/01/30 (Mandatory Put at $100 on
6/19/06)                                                                              3,500,000           3,587,500
Lubbock, Texas Health Facilities Development Corporation First Mortgage
Revenue - Carillon, Inc. Project, 5.66%, Due 7/01/29 (Putable at $100 on
1/01/06 Subject to Remarketing) (f) (g)                                               1,295,000             982,581
Matagorda County, Texas Navigational District Number 1 PCR Refunding -
Central Power & Light Company Project, 4.55%, Due 11/01/29 (Mandatory
Put at $100 on 11/01/06)                                                              7,300,000           7,509,875
                                                                                               ---------------------
                                                                                                         12,079,956

West Virginia 0.6%
Putnam County, West Virginia PCR Refunding - Appalachian Power Company
Project, 2.80%, Due 5/01/19 (Mandatory Put at $100 on 11/01/06)                       7,000,000           6,965,000

Wisconsin 0.3%
Milwaukee, Wisconsin IDR - Air Wisconsin Airlines Corporation Project,
2.50%, Due 11/01/33 (Mandatory Put at $100 on 5/01/06) (h)                            4,275,000           4,232,250

Multiple States 0.4%
MMA Financial CDD Senior Securitization Trust Beacon Lakes Pass-Thru
Trust, 3.375%, Due 11/01/08 (h)                                                       5,000,000           4,993,750
--------------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $187,750,353)                                                 174,175,912
--------------------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.1%
Five Year 4.87% Interest Rate Swap, Expires 7/14/05                                  30,000,000             591,180
--------------------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $624,000)                                                                591,180
--------------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 59.8%
Municipal Bonds 15.8%
Alaska 0.2%
Alaska Industrial Development and Export Authority Revenue - Providence
Health System Project, 3.00%, Due 10/01/04                                            2,500,000           2,505,425

California 0.0%
Tobacco Securitization Authority of Southern California Tobacco
Settlement Revenue, 4.00%, Due 6/01/05                                                  500,000             501,025

Colorado 0.1%
Garfield County, Colorado Hospital Revenue - Valley View Hospital
Association Project, 2.50%, Due 5/15/05 (h)                                             725,000             727,893

Illinois 2.3%
Cook County, Illinois Bellwood School District Number 88 Tax
Anticipation Warrants, 2.50%, Due 2/01/05                                             2,305,000           2,316,594
Kane, McHenry, Cook and DeKalb Counties, Illinois Community Unit School
District Number 300 GO Lease Secured COP - School Building Project,
6.90%, Due 12/01/04                                                                     310,000             315,242
Lake County, Grayslake, Illinois Community Consolidated School District
Number 46 Tax Anticipation Warrants, 2.45%, Due 9/30/04                               5,000,000           5,006,768
McHenry and Kane Counties, Illinois Community Consolidated School
District Number 158 Tax Anticipation Warrants, 2.10%, Due 9/30/04                     3,000,000           3,002,310
Will County, Illinois Community Unified School District Number 201-U
Crete-Monee Educational Purpose TAN, 1.875%, Due 11/01/04                             7,200,000           7,200,000
Winnebago and Boone Counties, Illinois School District Number 205 Tax
Anticipation Notes, 2.28%, Due 10/29/04                                               2,500,000           2,505,553
Winnebago and Boone Counties, Illinois School District Number 205 Tax
Anticipation Warrants, 2.27%, Due 10/28/04                                            9,000,000           9,015,300
                                                                                               ---------------------
                                                                                                         29,361,767

Indiana 0.1%
De Kalb, Indiana Central Building Corporation First Mortgage Revenue,
5.00%, Due 2/01/05                                                                      990,000           1,003,385

Iowa 0.4%
Ames, Iowa Hospital Revenue Refunding - Mary Greeley Medical Center
Project, 3.00%, Due 6/15/05 (h)                                                         500,000             506,540
Cedar Rapids, Iowa First Mortgage Revenue - Cottage Grove Place Project,
5.30%, Due 7/01/05 (g)                                                                  145,000             143,718
Iowa Higher Education Loan Authority RAN - Clarke College Project,
3.65%, Due 5/24/05                                                                    2,475,000           2,500,295
Mason City, Iowa Community School District School Infrastructure Local
Option Revenue, 3.00%, Due 7/01/05                                                    1,735,000           1,750,684
Oskaloosa, Iowa Community School District Local Option Sales and
Services Tax Revenue, 2.00%, Due 1/01/05 (h)                                            290,000             290,444
                                                                                               ---------------------
                                                                                                          5,191,681

Kansas 0.4%
Kansas Independent College Finance Authority RAN:
    Baker University Project, 3.90%, Due 5/02/05                                      2,000,000           2,010,760
    Benedictine College Project, 3.90%, Due 5/02/05                                   1,500,000           1,508,070
    Bethel College Project, 3.90%, Due 5/02/05                                          700,000             703,766
    Southwestern College Project, 3.90%, Due 5/02/05                                    800,000             804,304
                                                                                               ---------------------
                                                                                                          5,026,900

Kentucky 0.4%
Newport, Kentucky BAN, 2.41%, Due 12/01/04                                            4,500,000           4,501,260

Louisiana 0.0%
Louisiana Health and Education Authority Revenue Refunding - Lambeth
House, Inc. Project, 5.25%, Due 1/01/05                                                 305,000             305,000

Maryland 0.1%
Northeast Maryland Waste Disposal Authority Solid Waste Revenue -
Montgomery County Resource Recovery Project, 5.90%, Due 7/01/05                       1,010,000           1,042,754

Massachusetts 4.5%
Brockton, Massachusetts Area Transit Authority RAN, 2.50%, Due 8/05/04                7,250,000           7,250,291
Massachusetts Health and EFA Revenue - Caritas Christi Obligated Group
Project, 5.25%, Due 7/01/05                                                           4,930,000           5,007,648
Massachusetts Industrial Finance Agency Resource Recovery Revenue
Refunding - Massachusetts Refusetech, Inc. Project, 6.30%, Due 7/01/05                4,205,000           4,258,446
Montachusett, Massachusetts Regional Transit Authority RAN, 3.00%, Due
6/17/05                                                                               7,200,000           7,236,504
Pioneer Valley Transit Authority RAN, 2.40%, Due 8/06/04                             20,100,000          20,101,608
Worcester, Massachusetts Regional Transport Authority RAN, 3.00%, Due
6/30/05                                                                              12,600,000          12,687,066
                                                                                               ---------------------
                                                                                                         56,541,563

Michigan 0.1%
Michigan Hospital Finance Authority Revenue - Henry Ford Health System
Project, 5.00%, Due 3/01/05                                                           1,000,000           1,019,950

Mississippi 0.2%
Mississippi Higher Education Assistance Corporation Student Loan
Revenue, 5.60%, Due 9/01/04                                                           2,750,000           2,759,157

Missouri 0.4%
Missouri COP - Acute Care Psychiatric Hospital Project, 5.20%, Due
10/15/04                                                                              1,000,000           1,007,270
Missouri Development Finance Board Infrastructure Facilities Revenue -
Branson Project, 4.00%, Due 12/01/04                                                  2,000,000           2,012,500
Missouri Health & EFA RAN, 3.00%, Due 4/22/05                                         2,500,000           2,509,050
                                                                                               ---------------------
                                                                                                          5,528,820

New Hampshire 1.2%
New Hampshire Business Finance Authority PCR Refunding, 2.05%, Due
7/01/27 (Mandatory Put at $100 on 2/01/05)                                            9,000,000           9,016,650
New Hampshire Health and EFA RAN - Colby College Project, 2.50%, Due
4/28/05:
     Series B                                                                         2,000,000           2,007,540
     Series E                                                                         1,600,000           1,606,032
     Series F                                                                         2,645,000           2,654,972
                                                                                               ---------------------
                                                                                                         15,285,194

New Jersey 0.7%
Bayonne, New Jersey BAN, 3.00%, Due 7/01/05                                           5,493,000           5,531,121
Bayonne, New Jersey Parking Authority Guaranteed Revenue - Parking
Project, 2.50%, Due 5/12/05                                                           2,800,000           2,816,548
                                                                                               ---------------------
                                                                                                          8,347,669

New Mexico 0.1%
Torrance, Etc. Counties, Moriarty, New Mexico Municipal School District
Number 8 BAN, 1.75%, Due 10/01/04                                                     1,600,000           1,600,000

New York 1.3%
Albany, New York City School District BAN, 3.50%, Due 11/12/04                       10,000,000          10,013,525
Babylon, New York BAN, 2.50%, Due 11/05/04                                            3,410,000           3,420,912
Bethlehem, New York Water System Refunding, 5.00%, Due 3/01/05 (d) (h)                  565,000             566,994
Dutchess County, New York Industrial Development Agency Civic Facility
Revenue Refunding - Marist College Project, 2.75%, Due 7/01/05                        1,055,000           1,062,839
New York, New York GO, 5.625%, Due 4/15/05 (h)                                          275,000             283,223
New York, New York Industrial Development Agency Civic Facility Revenue
- Polytechnic University Project, 5.00%, Due 11/01/04                                 1,380,000           1,384,140
                                                                                               ---------------------
                                                                                                         16,731,633

North Carolina 0.3%
North Carolina Municipal Power Agency Number 1 Catawba Electric Revenue:
    3.00%, Due 1/01/05                                                                1,320,000           1,325,425
    5.00%, Due 1/01/05                                                                2,075,000           2,100,315
                                                                                               ---------------------
                                                                                                          3,425,740

Ohio 1.5%
East Palestine, Ohio City School District BAN, 2.00%, Due 8/05/04                     3,897,000           3,897,195
Eastlake, Ohio BAN:
     2.50%, Due 12/02/04                                                              2,415,000           2,418,888
     4.00%, Due 12/02/04                                                              4,250,000           4,275,372
Lakewood, Ohio Hospital Improvement Revenue - Lakewood Hospital
Association Project, 5.00%, Due 2/15/05                                               1,000,000           1,015,590
Lorain, Ohio Improvement GO, 2.75%, Due 3/17/05                                       2,000,000           2,001,260
Monroe, Ohio BAN, 2.16%, Due 8/25/04                                                  3,925,000           3,927,591
Youngstown, Ohio City School District Energy Conservation Measures,
6.80%, Due 3/15/05                                                                      740,000             758,411
                                                                                               ---------------------
                                                                                                         18,294,307

Pennsylvania 0.5%
Lehigh County, Pennsylvania General Purpose Authority Revenue -
KidsPeace Obligated Group Project, 5.50%, Due 11/01/04                                2,500,000           2,502,550
National Pike, Pennsylvania Water Authority Notes, 1.75%, Due 3/01/05                 1,000,000           1,000,290
Philadelphia, Pennsylvania Authority for IDR Refunding - Ashland Oil,
Inc. Project, 5.70%, Due 6/01/05                                                      1,000,000           1,022,450
Philadelphia, Pennsylvania Municipal Authority Equipment Revenue,
5.297%, Due 10/01/04 (h)                                                              1,523,851           1,533,787
                                                                                               ---------------------
                                                                                                          6,059,077

Puerto Rico 0.3%
Commonwealth of Puerto Rico GO, 5.375%, Due 7/01/05                                   2,995,000           3,090,720
Puerto Rico Industrial Tourist Educational, Medical and Environmental
Control Facilities Revenue - Ana G. Mendez University System Project,
5.00%, Due 2/01/05                                                                      325,000             329,745
                                                                                               ---------------------
                                                                                                          3,420,465

South Dakota 0.0%
South Dakota EDFA EDR - Angus Project, 3.00%, Due 4/01/05                               230,000             231,886

Texas 0.1%
Falcons Lair, Texas Utility and Reclamation District COP, 6.25%, Due
10/15/04 (e) (g)                                                                        500,000             125,000
Wilmer-Hutchins, Texas Independent School District Taxable Tax and
Revenue Notes Refunding, 5.00%, Due 3/01/05                                             500,000             505,660
                                                                                               ---------------------
                                                                                                            630,660

Virgin Islands 0.3%
Virgin Islands Public Finance Authority Revenue, 5.50%, Due 10/01/04                  4,000,000           4,022,200

Wisconsin 0.3%
Badger Tobacco Asset Securitization Corporation Revenue, 5.50%, Due
6/01/05                                                                               2,000,000           2,025,120
Forest County, Wisconsin Potawatomie Community General Credit Revenue
Refunding - Health Center Project, 4.50%, Due 12/01/04                                  830,000             831,569
Milwaukee, Wisconsin Redevelopment Authority Lease Revenue - Pabst
Theater Project, 3.50%, Due 9/01/04                                                     280,000             280,459
Wisconsin Housing and EDA EDR, 3.60%, Due 5/01/05 (h)                                   770,000             777,130
                                                                                               ---------------------
                                                                                                          3,914,278
                                                                                               ---------------------
Total Municipal Bonds                                                                                   197,979,689

Variable Rate Municipal Bonds 42.6%
Alabama 1.1%
Jefferson County, Alabama Sewer Revenue, 1.40%, Due 2/01/40 (Putable at
$100 and Rate Reset Effective 8/24/04) (h)                                              800,000             800,000
Jefferson County, Alabama Sewer Revenue Refunding, 1.40%, Due 2/01/40
(Putable at $100 and Rate Reset Effective 8/31/04) (h)                               12,500,000          12,500,000
                                                                                               ---------------------
                                                                                                         13,300,000

Arizona 1.3%
Arizona Health Facilities Authority Healthcare Education Facilities
Revenue - Kirksville Collateral Osteopathic Project, 1.35%, Due 11/01/30
(Putable at $100 and Rate Reset Effective 8/11/04) (h)                                  600,000             600,000
Maricopa County, Arizona Pollution Control Corporation PCR - Public
Service Company Project, 1.95%, Due 5/01/29 (Mandatory Put at $100 on
3/01/05)                                                                             15,500,000          15,478,765
                                                                                               ---------------------
                                                                                                         16,078,765

California 3.1%
California GO, 1.95%, Due 5/01/33 (Putable at $100 and Rate Reset
Effective 2/10/05)                                                                    5,000,000           4,994,100
California PCFA Solid Waste Disposal Revenue - Republic Services, Inc.
Project, 2.00%, Due 12/01/33 (Mandatory Put at $100 on 12/01/04)                      4,000,000           3,998,600
California Statewide Communities Development Authority COP (h):
    Estagon Properties, Inc. Project, 3.80%, Due 5/15/29 (Putable at
$100 and Rate Reset Effective 8/19/04)                                               20,450,000          20,450,000
    Retirement Housing Foundation Project, 3.74%, Due 12/01/28 (Putable
at $100 and Rate Reset Effective 8/04/04)                                             9,650,000           9,650,000
                                                                                               ---------------------
                                                                                                         39,092,700

Colorado 2.6%
Colorado Health Facilities Authority Revenue EXTRAS - Baptist Home
Association of the Rocky Mountains, Inc. Project, 7.50%, Due 8/15/27
(Putable at $100 Subject to Remarketing and Rate Reset Effective 8/15/04)             3,000,000           2,999,790
Denver, Colorado City and County MFHR Refunding - The Seasons Apartments
Project, 2.73%, Due 10/15/08 (Putable at $100 and Rate Reset Effective
8/12/04)                                                                             27,600,000          27,901,668
Garfield County, Colorado Hospital Revenue - Valley View Hospital
Project, 1.40%, Due 5/15/33 (Putable at $100 and Rate Reset Effective
8/13/04) (h)                                                                          1,300,000           1,300,000
                                                                                               ---------------------
                                                                                                         32,201,458

Florida 1.5%
Brevard County, Florida Health Facilities Authority Revenue Refunding -
Retirement Housing Foundation Project, 3.74%, Due 12/01/28 (Putable at
$100 and Rate Reset Effective 8/04/04) (h)                                            4,500,000           4,500,000
Orange County, Florida Health Facilities Authority Hospital Revenue,
1.40%, Due 10/15/26 (Putable at $100 and Rate Reset Effective 8/26/04)
(h)                                                                                   6,250,000           6,250,000
Volusia County, Florida IDA Revenue Refunding, 3.74%, Due 12/01/28
(Putable at $100 and Rate Reset Effective 8/04/04) (h)                                8,750,000           8,750,000
                                                                                               ---------------------
                                                                                                         19,500,000

Georgia 0.6%
Heard County, Georgia Development Authority PCR - Wansley Project,
1.48%, Due 9/01/20 (Putable at $100 and Rate Reset Effective 9/01/04)                 2,500,000           2,500,000
Thomaston-Upson County, Georgia IDA IDR - Yamaha Music Manufacturing
Project, 3.59%, Due 8/01/18 (Putable at $100 and Rate Reset Effective
8/12/04) (h)                                                                          5,000,000           5,000,000
                                                                                               ---------------------
                                                                                                          7,500,000

Illinois 6.9%
Chicago, Illinois Board of Education, 1.35%, Due 3/01/22 (Putable at
$100 and Rate Reset Effective 8/27/04) (h)                                              975,000             975,000
Illinois DFA PCR Refunding - Illinois Power Company Project (h):
    1.50%, Due 11/01/28 (Putable at $100 and Rate Reset Effective
8/10/04)                                                                             63,910,000          63,910,000
    1.55%, Due 3/01/17 (Putable at $100 and Rate Reset Effective
8/10/04)                                                                             14,500,000          14,500,000
    1.55%, Due 4/01/32 (Putable at $100 and Rate Reset Effective
8/11/04)                                                                              4,100,000           4,100,000
   1.65%, Due 4/01/32 (Putable at $100 and Rate Reset Effective 8/30/04)                885,000             885,000
Salem, Illinois IDR - Americana Building Products Project, 2.30%, Due
4/01/17 (Putable at $100 and Rate Reset Effective 8/12/04) (h)                        1,760,000           1,760,000
                                                                                               ---------------------
                                                                                                         86,130,000

Indiana 1.7%
Anderson, Indiana MFHR - Cross Lakes Apartments Project, 5.50%, Due
7/01/33 (Putable at $100 on 9/01/04 Subject to Remarketing) (g)                       8,080,000           7,009,400
Clarksville Industry Revenue Refunding - Retirement Housing Foundation
Project, 3.70%, Due 12/01/25 (Putable at $100 and Rate Reset Effective
8/04/04) (h)                                                                          4,200,000           4,200,000
Indiana DFA Solid Waste Disposal Revenue - Waste Management, Inc.
Project, 2.70%, Due 10/01/31 (Mandatory Put at $100 on 10/01/04)                      1,000,000           1,000,600
Indianapolis, Indiana MFHR - Covered Bridge Project, 5.50%, Due 4/01/30
(Putable at $100 8/01/04 Subject to Remarketing) (g)                                  9,465,000           8,672,306
                                                                                               ---------------------
                                                                                                         20,882,306

Kansas 0.9%
Burlington, Kansas PCR Refunding - Kansas Gas and Electric Company
Project, 1.388%, Due 6/01/31 (Putable at $100 and Rate Reset Effective
8/27/04) (h)                                                                          6,750,000           6,750,000
La Cygne, Kansas Environmental Improvement Revenue Refunding - Kansas
City Power and Light Company Project, 3.90%, Due 3/01/18 (Mandatory Put
at $100 on 9/01/04)                                                                   5,040,000           5,049,828
                                                                                               ---------------------
                                                                                                         11,799,828

Kentucky 1.2%
Hopkinsville, Kentucky IDR - Douglas Autotech Corporation Project,
3.98%, Due 4/01/15 (Putable at $100 and Rate Reset Effective 8/11/04) (h)             6,900,000           6,900,000
Kentucky EDFA Revenue - Pooled Hospital Loan Program Project, 1.40%, Due
8/01/018 (Putable at $100 and Rate Reset Effective 8/11/04) (h)                       3,600,000           3,600,000
Kentucky EDFA Revenue Refunding - Retirement Housing Foundation Project,
3.70%, Due 12/01/28 (Putable at $100 and Rate Reset Effective 8/04/04)
(h)                                                                                   1,550,000           1,550,000
Ohio County, Kentucky PCR Refunding - Big Rivers Electric Project,
1.45%, Due 10/01/22 (Putable at $100 and Rate Reset Effective 8/25/04)
(h)                                                                                   2,500,000           2,500,000
                                                                                               ---------------------
                                                                                                         14,550,000

Louisiana 1.1%
Calcasieu Parish, Louisiana Memorial Hospital Service District Hospital
Revenue - Lake Charles Memorial Hospital Project, 2.35%, Due 12/01/18
(Putable at $100 and Rate Reset Effective 9/01/04) (h)                               10,155,000          10,155,000
St. Charles Parish, Louisiana PCR Refunding, 4.90%, Due 6/01/30
(Mandatory Put at $100 on 6/01/05)                                                    4,000,000           4,074,120
                                                                                               ---------------------
                                                                                                         14,229,120

Massachusetts 0.3%
Chelsea, Massachusetts Lease Revenue, 1.45%, Due 6/13/23 (Putable at
$100 and Rate Reset Effective 9/02/04) (h)                                            4,050,000           4,050,000

Michigan 1.4%
Grand Rapids, Charter Township, Michigan EDC Revenue - Porter Hills
Obligation Group Project, 1.30%, Due 7/01/33 (Putable at $100 and Rate
Reset Effective 8/12/04) (h)                                                         12,950,000          12,950,000
Michigan Hospital Finance Authority Revenue - Ascension Health Credit
Project, 5.05%, Due 11/15/33 (Mandatory Put at $100 on 11/15/04)                        650,000             656,195
Michigan Strategic Fund Limited Obligation Revenue Refunding - Porter
Hills Porter Hills Project, 1.20%, Due 7/01/28 (Putable at $100 and Rate
Reset Effective 8/12/04) (h)                                                          4,225,000           4,225,000
                                                                                               ---------------------
                                                                                                         17,831,195

Minnesota 0.0%
Burnsville, Minnesota Housing Revenue - Provence LLC Project, 1.34%, Due
1/01/45 (Putable at $100 and Rate Reset Effective 8/09/04) (h)                          130,000             130,000
Canby, Minnesota Community Hospital District Number 1 Revenue - Sioux
Valley Hospitals & Health Project, 1.35%, Due 11/01/26 (Putable at $100
and Rate Reset Effective 8/09/04)                                                        60,000              60,000
Eagan, Minnesota MFHR, 1.13%, Due 12/01/29 (Putable at $100 and Rate
Reset Effective 8/09/04) (h)                                                            100,000             100,000
Faribault, Minnesota IDR - Apogee Enterprises, Inc. Project, 1.27%, Due
7/01/21 (Putable at $100 and Rate Reset Effective 8/09/04) (h)                          165,000             165,000
Minnesota Housing Finance Agency, 1.35%, Due 1/01/09 (Putable at $100
and Rate Reset Effective 8/09/04)                                                        60,000              60,000
                                                                                               ---------------------
                                                                                                            515,000

Mississippi 0.0%
Mississippi Business Finance Corporation PCR Refunding - Mississippi
Power Company Project, 1.75%, Due 9/01/28 (Putable at $100 and Rate
Reset Effective 8/25/04)                                                                296,000             296,000

Missouri 0.6%
Missouri Environmental Improvement & Energy Resources Authority
Environmental Improvement Revenue Refunding - Union Electric Company
Project:
    1.15%, Due 9/01/33 (Putable at $100 and Rate Reset Effective
9/02/04) (h)                                                                          2,725,000           2,725,000
    1.33%, Due 12/01/20 (Putable at $100 and Rate Reset Effective
8/12/04) (h)                                                                          2,000,000           2,000,000
    1.50%, Due 9/01/33 (Putable at $100 and Rate Reset Effective 8/05/04)               600,000             600,000
Missouri Health and EFA Facilities Revenue - Mercy Health System Project
(h):
    1.25%, Due 6/01/31 (Putable at $100 and Rate Reset Effective
8/18/04)                                                                              1,300,000           1,300,000
    1.42%, Due 6/01/31 (Putable at $100 and Rate Reset Effective
8/18/04)                                                                              1,000,000           1,000,000
                                                                                               ---------------------
                                                                                                          7,625,000

New Mexico 1.4%
Pueblo of Sandia, New Mexico Revenue, 3.08%, Due 3/01/15 (Putable at
$100 and Rate Reset Effective 8/12/04)                                               18,045,000          18,045,000

New York 0.2%
New York Dormitory Authority Revenue - Senior Communities, Inc. Project,
5.70%, Due 7/01/29 (Mandatory Put at $100 on 5/13/05) (h)                             2,100,000           2,157,414

North Carolina 0.1%
Wake County, North Carolina Industrial Facilities and Pollution Control
Financing Authority Revenue - Carolina Power & Light Company Project,
1.30%, Due 5/01/24 (Putable at $100 and Rate Reset Effective 8/24/04) (h)             1,300,000           1,300,000

North Dakota 0.1%
McLean County, North Dakota Solid Waste Disposal Revenue - National
Rural Utility Company Project, 1.48%, Due 8/11/04 (Putable at $100 and
Rate Reset Effective 8/11/04)                                                           700,000             700,000

Ohio 0.9%
Ohio Air Quality Development Authority PCR Refunding - Pennsylvania
Power Company Project, 3.375%, Due 1/01/29 (Mandatory Put at $100 on
7/01/05)                                                                              1,500,000           1,501,320
Ohio Air Quality Development Authority Revenue Refunding - Toledo Edison
Company Project, 2.20%, Due 4/01/24 (Mandatory Put at $100 on 10/01/04)              10,000,000           9,996,100
                                                                                               ---------------------
                                                                                                         11,497,420

Oklahoma 0.5%
Tulsa, Oklahoma Industrial Authority Revenue - St. Johns Physicians
Project, 1.90%, Due 11/01/14 (Mandatory Put at $100 on 11/01/04)                      6,030,000           6,030,000

Oregon 0.4%
Oregon EDR - Toyo Tanso USA, Inc. Project, 3.59%, Due 2/01/12 (Putable
at $100 and Rate Reset Effective 8/12/04) (h)                                         3,000,000           3,000,000
Port of Portland, Oregon Terminal Facilities Revenue - Union Pacific
Railroad Company Project, 2.55%, Due 12/01/06 (Putable at $100 and Rate
Reset Effective 12/01/04)                                                             1,500,000           1,500,000
                                                                                               ---------------------
                                                                                                          4,500,000

Pennsylvania 4.0%
Dauphin County, Pennsylvania General Authority Revenue:
    1.75%, Due 6/01/26 (Mandatory Put at $100 on 12/01/04)                           28,000,000          28,013,160
    1.80%, Due 6/01/26 (Mandatory Put at $100 on 6/01/05)                             2,000,000           2,000,000
Montgomery County, Pennsylvania IDA PCR Refunding - Peco Energy Company:
    5.20%, Due 10/01/30 (Mandatory Put at $100 on 10/01/04)                           6,750,000           6,783,143
    5.30%, Due 10/01/34 (Mandatory Put at $100 on 10/01/04)                           1,500,000           1,507,605
Pennsylvania Housing Finance Agency SFMR, 1.60%, Due 6/01/08 (Putable at
$100 and Rate Reset Effective 8/11/04) (h)                                           11,769,231          11,769,231
                                                                                               ---------------------
                                                                                                         50,073,139

Puerto Rico 2.0%
Commonwealth of Puerto Rico Department of Family Services Leases, 6.41%,
Due 8/02/04 (e) (g)                                                                     267,963             267,963
Commonwealth of Puerto Rico Infrastructure Financing Authority Special
Obligation, 1.73%, Due 10/01/40 (Putable at $100 and Rate Reset
Effective 5/07/04) (i)                                                               25,045,000          25,045,000
Commonwealth of Puerto Rico Leases - Sugar Corporation Project, 6.43%,
Due 11/30/04 (e) (g)                                                                    234,416                   2
                                                                                               ---------------------
                                                                                                         25,312,965

South Carolina 1.1%
York County, South Carolina PCR, 1.37%, Due 9/15/24 (Putable at $100 and
Rate Reset Effective 8/11/04)                                                         6,550,000           6,550,000
York County, South Carolina PCR Refunding - Duke Power Company Project,
1.95%, Due 8/01/14 (Putable at $100 and Rate Reset Effective 8/07/04)                 7,350,000           7,350,000
                                                                                               ---------------------
                                                                                                         13,900,000

South Dakota 0.7%
Aberdeen, South Dakota EDR - Presentation College Project, 2.35%, Due
5/01/29 (Putable at $100 and Rate Reset Effective 11/01/04) (h)                       2,725,000           2,723,365
Sioux Falls, South Dakota EDR Refunding - City Centre Hotel Corporation
Project, 7.00%, Due 11/01/16 (Putable at $100 and Rate Reset Effective
9/01/04)                                                                              6,735,665           6,735,665
                                                                                               ---------------------
                                                                                                          9,459,030

Tennessee 0.4%
Nashville and Davidson County, Tennessee Metropolitan Government IDB
Revenue - Easter Seal Project, 2.45%, Due 8/01/19 (Putable at $100 and
Rate Reset Effective 1/31/05) (h)                                                     1,000,000           1,000,000
Nashville and Davidson Counties, Tennessee Metropolitan Government IDR -
Waste Management, Inc. Project, 4.10%, Due 8/01/31 (Mandatory Put at
$100 on 8/01/04)                                                                      3,500,000           3,500,000
                                                                                               ---------------------
                                                                                                          4,500,000

Texas 5.9%
Brazos River Authority PCR Refunding - Texas Utilities Electric Company
Project, 3.00%, Due 5/01/29 (Mandatory Put at $100 on 5/15/05)                        5,000,000           5,000,250
Charter Mac Equity Issuer Trust Bonds, 3.25%, Due 3/15/07 (Mandatory Put
at $100 on 3/15/05)                                                                  45,000,000          45,157,050
Ivy Walk Apartments Trust Variable Rate Pass-Thru Certificates, 5.50%,
Due 3/01/07 (Putable at $100 on 9/01/04 Subject to Remarketing) (f) (g)               6,395,000           4,796,250
Matagorda County, Texas Navigational District Number 1 PCR Refunding -
AEP Texas Central Company Project, 2.15%, Due 5/01/30 (Mandatory Put at
$100 on 11/01/04)                                                                     8,500,000           8,498,130
Tarrant County, Texas HFC MFHR - Windrush Project, 6.00%, Due 10/01/34
(Putable at $100 on 10/01/04 Subject to Remarketing) (g)                              3,780,000           2,664,900
Texarkana, Texas HFC MFHR - Tanglewood Terrace Apartments Project, 5.50%, Due
6/01/29 (Putable at $100 on 6/01/05 Subject to Remarketing)
(f) (g)                                                                               4,145,000           2,072,500
Waller County, Texas IDC IDR - McKesson Water Products Projects, 2.18%,
Due 10/30/26 (Putable at $100 and Rate Reset Effective 8/11/04)                       6,000,000           6,000,000
                                                                                               ---------------------
                                                                                                         74,189,080

Washington 0.3%
Yakima, Washington Housing Authority Revenue - Klickitat Valley Hospital
Project, 2.10%, Due 10/01/23 (Putable at $100 and Rate Reset Effective
8/12/04) (h)                                                                          3,215,000           3,215,000

Wyoming 0.3%
Albany County, Wyoming PCR - Union Pacific Railroad Company Project,
2.55%, Due 12/01/15 (Putable at $100 and Rate Reset Effective 12/01/04)                 850,000             850,247
Gillette, Wyoming Environmental Improvement Revenue - Black Hills Power
and Light Company Project, 2.93%, Due 6/01/24 (Putable at $100 and Rate
Reset Effective 8/09/04)                                                              2,855,000           2,855,000
                                                                                               ---------------------
                                                                                                          3,705,247
                                                                                               ---------------------
Total Variable Rate Municipal Bonds                                                                     534,165,667

Municipal Money Market Funds 1.4%
Multiple States
Strong Tax-Free Money Fund (c)                                                       18,555,000          18,555,000
--------------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $757,703,084)                                                        750,700,356
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $1,261,811,383) 98.9%                                           1,241,409,721
Other Assets and Liabilities, Net 1.1%                                                                   12,582,969
--------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                  $  1,253,992,690
====================================================================================================================

FUTURES
----------------------------------------------------------------------------------------------------------
                                            Expiration Date      Underlying Face      Unrealized
                                                                 Amount at Value      Appreciation/
                                                                                     (Depreciation)
----------------------------------------------------------------------------------------------------------
Sold:
55 Ten-Year U.S. Treasury Notes                  9/04            $  (6,089,531)       $ (178,672)
652 Two-Year U.S. Treasury Notes                 9/04             (137,653,500)         (473,517)


SWAPS
------------------------------------------------------------------------------
Open Swap Contracts at July 31, 2004 consisted of the following:
------------------------------------------------------------------------------

      Issuer            Notional Amount         Annual        Credit            Unrealized
                                                Premium       Protection        Appreciation/
                                                Paid          Purchased        (Depreciation)
--------------------------------------------------------------------------------------------------
JP Morgan Chase           7,000,000             0.48%        $ 7,000,000         $ 16,823
Credit Protection*

*Protection against credit ratings decline of American Electric Power Company, Inc.

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) All or a portion of security pledged to cover margin requirements for futures contracts.
(c) Affiliated issuer.
(d) All or a portion of security is when-issued.
(e) Non-income producing security. In the case of debt a security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bancruptcy, or the fund halted accruing income.
(f) Security whereby interest is being accrued or collected at a reduced rate.
(g) Illiquid security.
(h) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(i) Escrowed to maturity.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.


ABBREVIATIONS
-------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.

Strong Wisconsin Tax-Free Fund
July 31, 2004 (Unaudited)
                                                                                Shares or
                                                                            Principal Amount        Value
--------------------------------------------------------------------------------------------------------------
Municipal Bonds 95.0%
Arizona 3.3%
Maricopa County, Arizona IDA SFMR, Zero %, Due 12/31/14 (e)                     $  2,570,000      $ 1,619,100

Guam 0.5%
Guam Government GO, 5.20%, Due 11/15/08                                               10,000           10,025
Guam Government Infrastructure Improvement GO, 5.50%, 11/01/08 (d)                    20,000           22,075
Guam Power Authority Revenue:
    5.25%, Due 10/01/13                                                              195,000          195,488
    Series A, 5.25%, Due 10/01/13 (d)                                                  5,000            5,475
                                                                                            ------------------
                                                                                                      233,063

Indiana 0.9%
Indianapolis, Indiana New Public Housing Authority Revenue, 5.25%, Due
4/01/09 (d)                                                                          400,000          429,000

Michigan 0.4%
Bay City, Michigan New Public Housing Authority Revenue, 4.875%, Due
9/01/08 (d)                                                                          200,000          214,500

Montana 0.4%
Fort Peck, Montana New Public Housing Authority Revenue, 5.00%, Due
1/01/08 (d)                                                                          180,000          192,825

Northern Mariana Islands 0.3%
Commonwealth of Northern Mariana Islands, 5.50%, Due 6/01/07 (d)                     150,000          159,562

Puerto Rico 17.8%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue:
    5.00%, Due 5/15/08                                                               750,000          762,188
    5.00%, Due 5/15/09                                                               250,000          252,187
    5.75%, Due 7/01/20 (Pre-Refunded to $100 on 7/01/10)                             720,000          792,900
    6.00%, Due 7/01/26 (Pre-Refunded to $100 on 7/01/10)                             480,000          552,000
Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue,
10.25%, Due 7/01/09 (e)                                                              360,000          437,400
Commonwealth of Puerto Rico Aqueduct and Sewer Authority Revenue
Refunding, 6.25%, Due 7/01/12 (d)                                                     25,000           29,687
Commonwealth of Puerto Rico Capital Appreciation GO Refunding, Zero %,
Due 7/01/06                                                                            5,000            4,788
Commonwealth of Puerto Rico Highway and Transportation Authority
Revenue, 5.50%, Due 7/01/13 (d)                                                      200,000          227,750
Commonwealth of Puerto Rico Medical Services Administration COP:
    3.90%, Due 12/01/05                                                              255,000          255,796
    4.00%, Due 6/01/06                                                               265,000          265,612
    4.15%, Due 12/01/06                                                              270,000          270,559
    4.25%, Due 6/01/07                                                               275,000          275,382
Commonwealth of Puerto Rico Public Improvement GO, 5.25%, Due 7/01/11                100,000          109,875
Commonwealth of Puerto Rico Public Improvement GO Refunding, 5.50%, Due
7/01/16 (d)                                                                          200,000          228,500
Puerto Rico Electric Power Authority Revenue, 5.25%, Due 7/01/29 (d)                 300,000          308,625
Puerto Rico Electric Power Authority Revenue Refunding:
    Zero %, Due 7/01/17                                                              170,000           91,162
    5.00%, Due 7/01/11 (d)                                                           100,000          110,250
    5.25%, Due 7/01/22 (d)                                                           675,000          712,969
Puerto Rico HFA Revenue, 5.00%, Due 12/01/17                                         600,000          630,000
Puerto Rico Industrial, Medical, and Environmental PCFA Facilities
Revenue - PepsiCo, Inc. Project, 6.25%, Due 11/15/13                                  50,000           51,377
Puerto Rico Industrial Tourist Educational, Medical, and Environmental
Control Facilities Revenue - Ana G. Mendez University System Project:
    5.00%, Due  2/01/09                                                              120,000          126,300
    5.00%, Due 12/01/09                                                              405,000          427,781
    5.00%, Due 12/01/10                                                              430,000          451,500
    5.375%, Due 2/01/29                                                               35,000           34,169
Puerto Rico Industrial Tourist Educational, Medical, and Environmental
Control Facilities Revenue:
   Dr. Pila Hospital Project, 5.875%, Due 8/01/12 (d)                                 70,000           74,009
   Hospital Auxilio Mutuo Project, 5.50%, Due 7/01/17 (d)                            215,000          230,588
   Hospital de la Concepcion Project, 6.50%, Due 11/15/20                             25,000           28,406
Puerto Rico Municipal Finance Agency GO, 5.75%, Due 8/01/13 (d)                      300,000          337,125
Puerto Rico Municipal Finance Agency GO Refunding, 5.625%, Due 8/01/10
(d)                                                                                   25,000           28,000
Puerto Rico Municipal Finance Agency Revenue, 5.25%, Due 8/01/21 (d)                 500,000          533,750
Puerto Rico Municipal Finance Agency Revenue Refunding, 5.00%, Due
7/01/08 (d)                                                                           20,000           21,575
Puerto Rico Public Buildings Authority Guaranteed Public Education and
Health Facilities Revenue Refunding, 5.60%, Due 7/01/08                               25,000           27,312
Puerto Rico Public Buildings Authority Guaranteed Revenue, 5.00%, Due
7/01/13 (d)                                                                           10,000           10,713
                                                                                            ------------------
                                                                                                    8,700,235

Virgin Islands 6.2%
University of the Virgin Islands GO Improvement, 5.375%, Due 6/01/34                 500,000          500,000
University of the Virgin Islands Revenue Refunding and Improvement (d):
    5.30%, Due 12/01/08                                                               45,000           48,319
    5.85%, Due 12/01/14                                                              150,000          160,687
Virgin Islands Public Finance Authority Revenue:
    5.20%, Due 10/01/09                                                              150,000          159,000
    5.50%, Due 10/01/08 (d)                                                          425,000          458,469
    5.875%, Due 10/01/18                                                           1,665,000        1,708,706
                                                                                            ------------------
                                                                                                    3,035,181

Washington 1.1%
Seattle, Washington New Public Housing Authority Revenue, 4.875%, Due
8/01/07 (d)                                                                          500,000          533,750

Wisconsin 64.1%
Ashwaubenon, Wisconsin Community Development Authority Lease Revenue -
Arena Project:
    4.80%, Due 6/01/16                                                                20,000           20,850
    5.05%, Due 6/01/19                                                               100,000          104,375
    5.10%, Due 6/01/20                                                               790,000          828,513
    5.80%, Due 6/01/29 (Pre-Refunded to $100 on 6/01/09)                             185,000          208,356
Baraboo, Wisconsin Community Development Authority Housing Revenue
Refunding:
    4.00%, Due 3/01/06                                                                75,000           75,469
    4.50%, Due 3/01/08                                                                65,000           66,544
    4.70%, Due 3/01/10                                                                95,000           97,850
    4.80%, Due 3/01/11                                                                80,000           82,700
Beloit, Wisconsin Community Development Authority Lease Revenue, 5.50%,
Due 3/01/20                                                                          800,000          837,000
Bristol, Wisconsin Community Development Authority Lease Revenue,
6.125%, Due 3/01/12                                                                  595,000          626,981
Brown County, Wisconsin Housing Authority Student Housing Revenue -
University Village Housing, Inc. Project:
    4.20%, Due 4/01/12                                                                50,000           50,375
    4.50%, Due 4/01/14                                                               100,000          100,500
    5.125%, Due 4/01/21                                                               10,000           10,050
    5.25%, Due 4/01/11                                                                80,000           82,600
    5.40%, Due 4/01/17                                                               105,000          106,838
Cudahy, Wisconsin Community Development Authority Redevelopment Lease
Revenue, 4.70%, Due 6/01/09                                                          175,000          186,156
DeForest, Wisconsin Redevelopment Authority Redevelopment Lease Revenue,
6.25%, Due 2/01/18                                                                 1,000,000        1,012,300
Franklin, Wisconsin Community Development Authority Redevelopment Lease
Revenue Refunding, 4.80%, Due 4/01/09                                                600,000          623,250
Glendale, Wisconsin Community Development Authority Lease Revenue
Refunding, 5.00%, Due 10/01/19                                                        45,000           46,294
Grant County, Wisconsin Housing Authority Revenue Refunding - Orchard
Manor Project, 4.90%, Due 7/01/10                                                    100,000          105,000
Green Bay, Brown County, Wisconsin Professional Football Stadium Revenue
- Lambeau Field Renovation Project (d):
    4.15%, Due 2/01/08                                                                60,000           62,700
    4.45%, Due 2/01/11                                                                10,000           10,575
    4.75%, Due 2/01/14 (b)                                                           175,000          183,312
    5.00%, Due 2/01/19                                                               140,000          144,900
Green Bay, Wisconsin Housing Authority MFHR - Moraine, Ltd. Project,
6.15%, Due 12/01/30 (d)                                                               20,000           21,050
Green Bay, Wisconsin Redevelopment Authority Lease Revenue - Pine Street
Parking Ramp Project, 5.15%, Due 4/01/13                                             100,000          106,000
Hartford, Wisconsin Community Development Authority Community
Development Lease Revenue, 6.15%, Due 12/01/09                                       240,000          243,797
Johnson Creek, Wisconsin Community Development Authority Community
Development Lease Revenue, 4.65%, Due 12/01/12                                       245,000          256,025
Kenosha, Wisconsin Housing Authority MFHR - Villa Ciera Project, 6.00%,
Due 11/20/41 (d)                                                                     200,000          206,500
Lake Delton, Wisconsin Community Development Authority MFHR - Woodland
Park Project, 5.40%, Due 2/20/43 (d)                                                 180,000          182,475
Madison, Wisconsin Community Development Authority Lease Revenue -
Monona Terrace Community Project, 6.00%, Due 3/01/08                                   5,000            5,138
Madison, Wisconsin Community Development Authority MFHR - Nichols
Station II Project, 4.95%, Due 12/01/07 (d)                                           40,000           40,002
Madison, Wisconsin Community Development Authority Redevelopment Revenue
- Meriter Retirement Services, 5.90%, Due 12/01/08                                    40,000           39,800
Madison, Wisconsin Community Development Authority Student Housing
Revenue - Edgewood College Project, 6.25%, Due 4/01/14                               500,000          502,055
Milwaukee, Wisconsin Housing Authority MFHR Refunding - Veterans Housing
Project, 5.10%, Due 7/01/22 (d)                                                    1,000,000        1,030,000
Milwaukee, Wisconsin Redevelopment Authority Revenue - Milwaukee School
of Engineering Project (d):
    4.20%, Due 10/01/10                                                              100,000          103,750
    5.05%, Due 7/01/19                                                               470,000          478,813
    5.15%, Due 7/01/20                                                               470,000          479,987
    5.20%, Due 7/01/21                                                               470,000          478,225
    5.30%, Due 7/01/22                                                               470,000          478,225
    5.35%, Due 7/01/23                                                               470,000          477,050
Milwaukee, Wisconsin Redevelopment Authority Revenue:
    Summerfest Project, 4.20%, Due 8/01/11                                            95,000           98,325
    YMCA Metropolitan Milwaukee, Inc. Project - 5.00%, Due 12/1/18 (d)                40,000           40,400
    YWCA Greater Milwaukee Project, 4.70%, Due 6/01/09 (d)                            40,000           41,800
New Berlin, Wisconsin Housing Authority Capital Appreciation Revenue
Refunding - Apple Glen Project:
    Zero %, Due 11/01/05                                                              65,000           61,750
    Zero %, Due 5/01/06                                                               70,000           64,400
    Zero %, Due 11/01/06                                                              65,000           58,338
New Berlin, Wisconsin Housing Authority Revenue Refunding - Apple Glen
Project, 6.70%, Due 11/01/20                                                         650,000          651,625
New Berlin, Wisconsin Housing Authority Revenue Refunding - Pinewood
Creek Project:
    6.80%, Due 11/01/12                                                              165,000          166,237
    6.85%, Due 5/01/13                                                               160,000          161,200
    7.125%, Due 5/01/24                                                            1,535,000        1,535,000
Oakfield, Wisconsin Community Development Authority Revenue Refunding:
    4.10%, Due 12/01/05                                                               30,000           30,638
    4.20%, Due 12/01/06                                                               45,000           46,519
    4.40%, Due 12/01/08                                                               50,000           51,062
    5.40%, Due 12/01/21                                                              350,000          366,188
Oconto Falls, Wisconsin Community Development Authority Lease Revenue:
    4.05%, Due 6/01/09                                                               150,000          154,875
    4.15%, Due 6/01/07                                                               100,000          103,750
    4.15%, Due 6/01/08                                                               150,000          156,375
    4.60%, Due 6/01/14                                                               135,000          138,544
    4.65%, Due 6/01/15                                                               175,000          178,719
    4.90%, Due 6/01/18                                                               200,000          204,250
Omro, Wisconsin Community Development Authority Revenue:
    5.75%, Due 12/01/06                                                               50,000           50,513
    5.875%, Due 12/01/11                                                             635,000          640,124
Onalaska, Wisconsin Community Development Authority Revenue Refunding,
5.30%, Due 6/01/15                                                                   210,000          220,762
Osceola, Wisconsin Redevelopment Authority Lease Revenue:
    4.65%, Due 12/01/10                                                              200,000          208,500
    4.75%, Due 12/01/11                                                              325,000          339,625
    5.15%, Due 12/01/15                                                              350,000          364,875
    5.375%, Due 12/01/20                                                             430,000          451,500
Oshkosh, Wisconsin Elderly Housing Authority Revenue Refunding - Villa
Saint Theresa, Inc. Project, 5.90%, 6/01/24 (d)                                       50,000           51,438
St. Croix Falls, Wisconsin Community Development Authority Redevelopment
Lease Revenue Refunding:
    3.50%, Due 12/01/05                                                              105,000          106,575
    3.65%, Due 12/01/07                                                               35,000           35,262
    4.00%, Due 12/01/07                                                               20,000           20,500
    4.125%, Due 12/01/08                                                             135,000          139,050
    4.40%, Due 12/01/11                                                              120,000          124,650
    4.50%, Due 12/01/11                                                               80,000           81,300
    4.50%, Due 12/01/12                                                              160,000          165,600
    4.85%, Due 12/01/14                                                               90,000           91,575
Shorewood, Wisconsin Community Development Authority Tax Increment
District Number 1 Community Development Lease Revenue Refunding, 4.20%,
Due 12/01/04                                                                          40,000           40,349
Southeast Wisconsin Professional Baseball Park District League Capital
Appreciation COP:
    Zero %, Due 12/15/11 (e)                                                         100,000           75,500
    Zero %, Due 12/15/13 (b) (d)                                                      90,000           61,313
    Zero %, Due 12/15/16 (d) (e)                                                      50,000           28,937
Southeast Wisconsin Professional Baseball Park District Sales Tax
Revenue, 5.65%, Due 12/15/16 (Pre-Refunded to $101 on 3/13/07)                        10,000           10,963
Southeast Wisconsin Professional Baseball Park District Sales Tax
Revenue Refunding (d):
    5.50%, Due 12/15/15                                                               50,000           56,500
    5.50%, Due 12/15/18                                                              210,000          237,300
    5.50%, Due 12/15/26                                                              110,000          119,212
Southeast Wisconsin Professional Baseball Park District Sales Tax
Revenue Refunding - Jr. Lien (d):
    5.00%, Due 12/15/06                                                               15,000           15,956
    5.50%, Due 12/15/09                                                              250,000          278,750
    5.50%, Due 12/15/15                                                            1,545,000        1,711,088
    5.50%, Due 12/15/16                                                            1,635,000        1,804,631
Sturtevant, Wisconsin Community Development Authority Redevelopment
Lease Revenue:
    3.55%, Due 12/01/09                                                               50,000           50,437
    4.40%, Due 12/01/15                                                              300,000          295,875
    4.60%, Due 12/01/10                                                               75,000           77,625
    4.80%, Due 12/01/12                                                              110,000          113,025
Sun Prairie, Wisconsin Community Development Authority Lease Revenue:
    5.00%, Due 2/01/12                                                                25,000           26,438
    5.10%, Due 2/01/13                                                                95,000          100,344
    5.20%, Due 2/01/14                                                               105,000          111,694
Verona, Wisconsin Community Development Authority Community Development
Lease Revenue, 5.375%, Due 12/01/22                                                  750,000          778,125
Waterford, Wisconsin Community Development Authority Redevelopment Lease
Revenue:
    5.35%, Due 10/01/14                                                               50,000           51,625
    5.80%, Due 10/01/23                                                               75,000           78,187
Watertown, Wisconsin Community Development Authority Redevelopment Lease
Revenue:
    4.25%, Due 5/01/08                                                                50,000           51,750
    5.00%, Due 5/01/18                                                               240,000          245,100
Waukesha County, Wisconsin Authority MFHR - Court Apartments Project,
5.80%, Due 4/01/25 (d)                                                                55,000           55,013
Waukesha, Wisconsin Housing Authority Housing Revenue Refunding -
Riverwalk Apartments Project, 5.625%, Due 12/01/20                                   750,000          675,000
Waukesha, Wisconsin Redevelopment Authority Development Revenue - Avalon
Square, Inc. Project:
    5.00%, Due 6/20/21 (d)                                                           410,000          418,713
    8.00%, Due 6/20/43                                                               300,000          277,875
Waukesha, Wisconsin Redevelopment Authority Senior Housing Revenue -
Presbyterian Homes Project:
    7.25%, Due 6/01/20                                                                10,000           10,175
    7.50%, Due 6/01/35                                                               100,000          105,875
Wauwatosa, Wisconsin Housing Authority Revenue Refunding - Hawthorne
Terrace Project:
    Zero %, Due 11/01/06                                                             100,000           89,125
    Zero %, Due 5/01/07                                                              105,000           90,825
    Zero %, Due 11/01/07                                                             100,000           84,250
    6.70%, Due 11/01/15                                                            1,200,000        1,203,000
Wauwatosa, Wisconsin Housing Authority Revenue Refunding - San Camillo
Project, 3.00%, Due 8/01/05 (d)                                                      350,000          349,727
Wauwatosa, Wisconsin Redevelopment Authority Redevelopment Lease
Revenue, 5.65%, Due 12/01/16 (d)                                                      45,000           49,050
Weston, Wisconsin Community Development Authority Lease Revenue:
    4.25%, Due 10/01/13                                                              220,000          223,850
    5.25%, Due 10/01/20 (c)                                                          720,000          754,200
Wisconsin Center District Junior Dedicated Tax Revenue, 5.70%, Due
12/15/20 (Pre-Refunded to $101 on 12/15/06)                                           40,000           43,650
Wisconsin Center District Junior Dedicated Tax Revenue Refunding (d):
    5.25%, Due 12/15/13                                                               25,000           27,844
    5.25%, Due 12/15/15                                                              170,000          188,275
    5.25%, Due 12/15/16                                                              465,000          513,825
    5.25%, Due 12/15/18                                                              160,000          176,600
    5.25%, Due 12/15/19                                                               95,000          104,975
Wisconsin Center District Tax Revenue Refunding (d):
    Zero %, Due 12/15/29                                                             250,000           62,187
    Zero %, Due 12/15/30                                                           3,300,000          775,500
    Zero %, Due 12/15/31                                                           1,000,000          221,250
Wisconsin Dells, Wisconsin Community Development Authority Lease Revenue:
    4.65%, Due 9/01/14                                                                65,000           66,300
    4.80%, Due 9/01/15                                                                70,000           71,400
    4.90%, Due 9/01/16                                                                75,000           76,312
    5.00%, Due 9/01/17                                                                80,000           81,600
                                                                                            ------------------
                                                                                                   31,421,344
--------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $45,712,847)                                                           46,538,560
--------------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 1.0%
Wisconsin
Waukesha County, Wisconsin Housing Authority Housing Revenue Refunding -
Brookfield Woods Project, 4.80%, Due 3/01/34 (Mandatory Put at $100 on
3/01/11) (d)                                                                         500,000          507,500
--------------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $502,874)                                                   507,500
--------------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.1%
Five Year 4.87% Interest Rate Swap, Expires 7/14/05                                2,400,000           47,294
--------------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $49,920)                                                            47,294
--------------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 5.7%
Municipal Bonds 2.0%
Guam 0.3%
Guam Government GO, 5.75%, Due 9/01/04                                               150,000          150,305

Puerto Rico 1.0%
Commonwealth of Puerto Rico Medical Services Administration COP:
    3.50%, Due 12/01/04                                                              245,000          245,299
    3.75%, Due 6/01/05                                                               250,000          250,357
                                                                                            ------------------
                                                                                                      495,656

Wisconsin 0.7%
Baraboo, Wisconsin Community Development Authority Housing Revenue
Refunding, 3.75%, Due 3/01/05                                                         75,000           75,462
New Berlin, Wisconsin Housing Authority Capital Appreciation Revenue
Refunding - Apple Glen Project:
    Zero %, Due 11/01/04                                                              65,000           64,460
    Zero %, Due 5/01/05                                                               70,000           67,910
Wauwatosa, Wisconsin Housing Authority Revenue Refunding - San Camillo
Project, 2.40%, Due 8/01/04 (d)                                                      150,000          150,000
                                                                                            ------------------
                                                                                                      357,832
                                                                                            ------------------
Total Municipal Bonds                                                                               1,003,793

Variable Rate Municipal Bonds 3.7%
Puerto Rico Commonwealth of Puerto Rico Infrastructure Financing
Authority Special Obligation, 1.73%, Due 10/01/40 (Putable at $100
and Rate Reset Effective 8/03/04) (e)                                              1,800,000        1,800,000
--------------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $2,802,033)                                                      2,803,793
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $49,067,674) 101.8%                                          49,897,147
Other Assets and Liabilities, Net (1.8%)                                                             (898,219)
--------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                               $  48,998,928
==============================================================================================================

FUTURES
-------------------------------------------------------------------------------------------------
                                        Expiration Date    Underlying Face     Unrealized
                                                           Amount at Value     Appreciation/
                                                                              (Depreciation)
-------------------------------------------------------------------------------------------------
Sold:
20 Ten-Year U.S. Treasury Notes              9/04          $  (2,214,375)      $   (1,648)

LEGEND
------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) All or a portion of security pledged to cover margin requirements for futures contracts.
(c) All or a portion of security is when-issued.
(d) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(e) Escrowed to maturity.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
-------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strong Municipal Funds, Inc., on behalf of the Strong Intermediate Municipal Bond Fund, Strong Minnesota Tax-Free Fund, Strong Municipal Money Market Fund, Strong Short-Term High Yield Municipal Fund, Strong Tax-Free Money Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free Fund


By:      /s/ Gilbert L. Southwell III
         Gilbert L. Southwell III, Vice President and Secretary

Date:    September 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Thomas M. Zoeller
         Thomas M. Zoeller, Principal Executive Officer

Date:    September 29, 2004


By:      /s/ John W. Widmer
         John W. Widmer, Treasurer (Principal Financial Officer)

Date:    September 29, 2004